UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:       811-08270



                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                                601 Union Street
                                Seattle, WA 98101
                    (Address of principal executive offices)

               Registrant's telephone number, including area code
                                 (206) 464-0400

                                 J. GLENN HABER
                       Rainier Investment Management, Inc.
                                601 Union Street
                                Seattle, WA 98101
                     (Name and address of agent for service)

                                    Copy to:
                                  David Hearth
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105



Date of fiscal year end:       MARCH 31, 2004
                               --------------

Date of reporting period:      SEPTEMBER 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




SEMIANNUAL REPORT
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

INCLUDES UNAUDITED FINANCIAL STATEMENTS
September 30, 2003

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                           3
COMMENTS FROM INVESTMENT ADVISOR                                 4
PORTFOLIO INVESTMENT RETURNS
           SMALL/MID CAP EQUITY PORTFOLIO                        5
           CORE EQUITY PORTFOLIO                                 6
           GROWTH EQUITY PORTFOLIO                               7
           BALANCED PORTFOLIO                                    8
           INTERMEDIATE FIXED INCOME PORTFOLIO                   9
SCHEDULES OF INVESTMENTS
           SMALL/MID CAP EQUITY PORTFOLIO                       10
           CORE EQUITY PORTFOLIO                                13
           GROWTH EQUITY PORTFOLIO                              16
           BALANCED PORTFOLIO                                   18
           INTERMEDIATE FIXED INCOME PORTFOLIO                  22
STATEMENTS OF ASSETS AND LIABILITIES                            24
STATEMENTS OF OPERATIONS                                        25
STATEMENTS OF CHANGES IN NET ASSETS                             26
FINANCIAL HIGHLIGHTS                                            29
NOTES TO FINANCIAL STATEMENTS                                   35
DIRECTORY OF FUNDS' SERVICE PROVIDERS                           39
INDEX DESCRIPTIONS                                              40

                               RAINIER INVESTMENT
                            MANAGEMENT MUTUAL FUNDS

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                  800.248.6314

www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes more information on the Funds, including risks, fees and expenses. For a free copy of a current prospectus, visit our web site or call the number above. Read it carefully before you invest or send money.

Letter to Shareholders

Dear Shareholders,

As Chairman of the Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one or more of the five Portfolios covered in this report. This Report, referred to as the "Semiannual Report," contains unaudited financial statements for the period ending September 30, 2003. The last audited Annual Report was produced as of March 31, 2003, our fiscal year end.

In this Report you will find commentary describing the equity and fixed-income capital markets for the six months ending September 30, 2003. You will also see commentaries specific to each of the five Portfolios, followed by investment total returns with index comparisons. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

Equity returns over the last six months have been extremely strong, and based on improving economic growth and corporate profits, a declaration that the bear market of 2000-2002 is finally behind us is not unreasonable. The performance of our three equity funds over the last six months has been gratifying, with the Small/Mid Cap Equity Portfolio returning almost 30%, followed by the Growth Equity Portfolio return of over 21% and the Core Equity Portfolio of nearly 18%. The Balanced Portfolio, with investments of approximately 60% equities and 40% fixed income, also rebounded nicely with a return of over 11%. And the Intermediate Fixed Income Portfolio continued to deliver steady positive performance with a total return of 2.61% for the last six months and 5.69% over the last 12 months.

Over the past couple of years our shareholders have endured a devastating bear market, peppered with news of serious corporate scandals. Now the mutual fund industry itself has been embroiled in improper mutual fund trading abuses. While we at Rainier have not participated in any of these abuses, we feel that some in our industry have betrayed your trust and we apologize for that. Mutual funds are built on trust between fund and shareholder, and when functioning fairly and honestly, benefit us all. I am confident that those of us who understand this fundamental fiduciary duty between a fund company and its shareholders-and we believe most in our industry do-will act aggressively to restore that trust. We are reviewing our already-strong policy prohibiting market timing in our Funds and will, wherever possible, strengthen our trading controls to be even more vigilant.

Thank you for your investment in the Rainier Investment Management Mutual Funds. If we can improve our service to you, please feel free to contact us.

Sincerely,

/s/ J. Glenn Haber
------------------------------------------
J. Glenn Haber
Chairman
Rainier Investment Management Mutual Funds

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to pages 5 through 9 for complete fund performance. Please refer to the Schedules of Investments for fund holding information. Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. (11/03)

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc. (RIM) located in Seattle, Washington. RIM -manages $4.4 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

The six-month period ending September 30, 2003, provided equity investors with the best back-to-back quarterly returns in many years. Three favorable developments spurred the upward surge in the market-stock prices became undervalued, economic recovery began to take hold and anxiety about the war in Iraq subsided. Stocks acted in classic recovery fashion. Small shares performed better than large-capitalization issues, and economically cyclical stocks did better than defensive shares with more consistent earnings. While we had been anticipating both of these developments, we were surprised by investors' willingness to embrace low-quality stocks, especially those that had fallen to less than $5 per share.

When we wrote our Semiannual comments a year ago, we stated that stocks were more likely to be higher than lower in the fall of 2003. With share prices having risen substantially above the depressed levels of last fall, however, we are less inclined to make a prognostication about where stocks might be a year from now. Investor sentiment has improved, and the oversold condition that prevailed a year ago has subsided. The opportunity to make money by simply going against widespread investor fear has passed, and we are now back to an environment in which we expect stock-picking skill to prevail. We continue to be focused on identifying compelling growth opportunities at reasonable prices. Regardless of market conditions, this is our constant objective. Even after the substantial rise in stock prices in the last six months, we continue to find outstanding opportunities that we believe will reward our shareholders. We appreciate your investment in our Funds.

Daniel M. Brewer, CFA; Mark W. Broughton, CFA;
Mark H. Dawson, CFA; James R. Margard, CFA;
Peter M. Musser, CFA

FIXED-INCOME COMMENTS

The fixed-income markets experienced tremendous volatility during the six-month period ending September 30, 2003, yet managed to produce solidly positive returns. The Federal Reserve lowered the Fed Funds rate 25 basis points to 1.0%, a 45-year low, during the second quarter, citing continued softness in the economy and the risk of falling prices. U.S. Treasury yields dropped to record lows from April to early June before ricocheting higher nearly 1.5% by the end of July. When the dust settled, despite all the volatility, interest rates were up only marginally. The yield curve continued to steepen, despite its already historically steep level, increasing to a 343-basis-point difference between the two- and 30-year U.S. Treasury.

Corporate bonds outperformed all other high-grade sectors of the broad market during this period as event risks diminished and the prospect of stronger economic fundamentals helped to narrow spreads relative to U.S. Treasuries.

Looking ahead, we believe that short-term rates will be held constant for a considerable period of time as the Fed has the ability to adopt a wait-and-see approach to economic growth as inflation remains benign. We anticipate, however, that the fiscal, monetary and federal financing stimulus that has been injected into the economy should make growth much firmer in the later part of 2003 and into 2004. Therefore, we maintain our bias that bond yields should rise modestly over the coming year. We are optimistic that our high-quality, intermediate-duration strategy will fair well should interest rates in fact rise.


Andrea L. Durbin, CFA
Patricia L. Frost
Michael E. Raney, CFA

                   SMALL/MID CAP EQUITY PORTFOLIO OBJECTIVE:

The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small- and medium-capitalization common stocks.

COMMENTARY: Equities rallied significantly over the last six months, benefiting from what were depressed valuations, a better initial outcome in Iraq than feared and evidence of economic growth. Secondary stocks were particularly strong, as they historically have been during the early stages of recovery. The Small/Mid Cap Equity Portfolio had a 29.59% return, compared to index returns that ranged from the 32.58% return of the Russell 2500 Index to the 34.63% return of the Russell 2000 Index. Strength in the Portfolio was most pronounced in the largest sectors, including finance, consumer discretionary and health care. In finance, holdings with capital markets exposure benefited from the rally, including Affiliated Managers Group and Investors Financial Services. Retail holdings Dollar Tree Stores and Footlocker were standout performers, as was homebuilder D.R. Horton. Within health care, biotechnology holding Celgene and specialty-drug company American Pharmaceutical Partners led performance. With the valuation differential between small and large now much tighter, and growth prospects similar, further outperformance of smaller-capitalization shares should be less dramatic.

Total Returns
for Periods Ending September 30, 2003

Since Inception                                              6 Months    1 Year    3 Years*   5 Years*  (5/10/94)*
Small/Mid Cap Equity Portfolio - Original Shares              29.59%    32.60%     (2.91)%    8.46%      13.19%
Small/Mid Cap Equity Portfolio - Institutional Shares         29.77     32.94      (2.67)     8.71       13.44
Russell 2500 Index                                            32.58     35.59       0.64      9.96       11.34
Russell 2000 Index                                            34.63     36.50      (0.82)     7.46        9.08
Consumer Price Index                                           0.54       2.32      2.16      2.51        2.46

*Annualized returns.

Past performance is not predictive of future results. Performance figures reflect prior fee waivers in effect and in the absence of fee waivers, total returns would be lower. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The line graph above assumes an initial hypothetical $10,000 investment of Original Shares on 5/10/94. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of a 0.25% 12b-1 fee applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.

                             CORE EQUITY PORTFOLIO

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

COMMENTARY: The Core Equity Portfolio rose 17.96% during the last six months compared to an 18.45% return for the Standard & Poor's 500 Index(R). Stocks that made a meaningful contribution to Portfolio returns included market-sensitive financials, such as Lehman Brothers and Citigroup, and credit-card issuer MBNA. Stocks tied to consumer spending, such as auto-component manufacturers BorgWarner and Lear, home-improvement retailer Home Depot and office-supply giant Staples, notched significant gains. Technology shares, led by semiconductor heavyweights Intel and Texas Instruments, and industrial stocks, led by PACCAR and United Technologies, also performed well. Our Portfolio strategy in recent months has emphasized stocks that are likely to benefit from an improvement in economic activity. While we continue to be biased toward stocks that may benefit from higher levels of economic growth, we are maintaining exposure to segments of the market that have been comparative laggards, such as health care, consumer staples and energy. This approach is consistent with our strategy to maintain diversified exposure across all economic sectors, even during periods when certain groups of stocks are out of favor.

Total Returns
for Periods Ending September 30, 2003

                                                                                                 Since Inception
                                                    6 Months     1 Year    3 Years*   5 Years*     (5/10/94)*
Core Equity Portfolio - Original Shares               17.96%     21.96%    (10.68)%     3.16%       11.87%
Core Equity Portfolio - Institutional Shares          18.04      22.18     (10.45)      3.41        12.12
Standard & Poor's 500 Index(R)                        18.45      24.40     (10.13)      1.00        10.86
Russell 1000(R)Index                                  19.21      25.14     (10.33)      1.52        10.84
Consumer Price Index                                   0.54       2.32       2.16       2.51         2.46

*Annualized returns.

Past performance is not predictive of future results. Performance figures reflect prior fee waivers in effect and in the absence of fee waivers, total returns would be lower. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The line graph above assumes an initial hypothetical $10,000 investment of Original Shares on 5/10/94. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of a 0.25% 12b-1 fee applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.

                            GROWTH EQUITY PORTFOLIO

OBJECTIVE: The Growth Equity Portfolio seeks to -maximize long-term capital appreciation. The Portfolio invests -primarily in the common stock of U.S. growth companies.

COMMENTARY: The Growth Equity Portfolio increased 21.68% during the six-month period ending September 30, compared to a 18.78% rise in the Russell 1000(R)Growth Index. A robust recovery in technology shares was the driving force behind the strong performance of the Portfolio. Among the top contributors to returns were semiconductor manufacturers Intel and Texas Instruments, network-equipment producer Cisco Systems and software companies Mercury Interactive and Electronic Arts. Internet stocks Amazon.com, ebay and InterActiveCorp delivered outstanding results, as consumers continued to embrace the convenience and value of online shopping. Traditional retailers, such as Coach, Lowe's and PETsMART, also made significant contributions to Portfolio results. Our strategy in the Portfolio is to invest in companies with compelling competitive advantages, new products, superior business execution and high growth in earnings and cash flow. In recent quarters, we have focused on companies that are likely to benefit from a cyclical upturn in the economy, with a particular emphasis on technology and consumer- discretionary opportunities.

Total Returns
for Periods Ending September 30, 2003

                                                                             Since Inception
                                 6 Months    1 Year    3 Years*    5 Years     (6/15/00)*
Growth Equity Portfolio           21.68%     29.46%    (20.42)%       -         (17.33)%
Russell 1000(R)Growth Index       18.78      25.92     (19.05)        -         (18.68)
Standard & Poor's 500 Index(R)    18.45      24.40     (10.13)        -         (10.25)
Consumer Price Index               0.54       2.32       2.16         -           2.28

*Annualized returns.

Past performance is not predictive of future results. Performance figures reflect prior fee waivers in effect and in the absence of fee waivers, total returns would be lower. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor is currently limiting the Portfolio's expenses, which enhances return. The line graph above assumes an initial hypothetical $10,000 investment on 6/15/00. See page 40 for index descriptions.

                               BALANCED PORTFOLIO

OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital -appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies; investment-grade, intermediate-term debt securities; and cash equivalent securities.

COMMENTARY: The Balanced Portfolio rose 11.57% during the six-month period ending September 30. Equity performance results were virtually identical to the Core Equity Portfolio. All sectors of the equity component posted positive results, with the highest returns coming from technology, financial and consumer discretionary stocks. In addition to the stocks mentioned in the Core commentary, top performers included mortgage-finance specialist Countrywide Financial, home-furnishing manufacturer Masco and auto-parts retailer Advance Auto Parts. Although we have emphasized stocks in recent quarters that are likely beneficiaries of an improvement in the economy, the equity component of the Portfolio is well diversified across all sectors. In the fixed-income component of the Portfolio, we have maintained our emphasis on high-quality corporates. While we do not expect significant appreciation in bond prices from current levels, we believe attractive investment opportunities still exist in corporates and selected agency issues. The asset mix of the Portfolio at the end of September was 60% stocks and 40% bonds and cash equivalents. We intend to maintain an asset allocation that is close to this for the foreseeable future.

Total Returns
for Periods Ending September 30, 2003

                                                                                               Since Inception
                                                       6 Months   1 Year    3 Years*  5 Years*   (5/10/94)*
Balanced Portfolio - Original Shares                     11.57%    14.71%    (3.55)%   4.62%       9.95%
Balanced Portfolio - Institutional Shares                11.65     14.97     (3.30)    4.88       10.20
Balanced Index                                           11.89     16.82     (2.73)    3.52        9.68
Standard & Poor's 500 Index(R)                           18.45     24.40    (10.13)    1.00       10.86
Lehman U.S. Govt./Credit Intermediate Bond Index          2.69      6.00      8.96     6.70        7.46
Consumer Price Index                                      0.54      2.32      2.16     2.51        2.46

*Annualized returns.

Past performance is not predictive of future results. Performance figures reflect prior fee waivers in effect and in the absence of fee waivers, total returns would be lower. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor is currently limiting the Portfolio's expenses, which enhances return. The line graph above assumes an initial hypothetical $10,000 investment of Original Shares on 5/10/94. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of a 0.25% 12b-1 fee applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.

                      INTERMEDIATE FIXED INCOME PORTFOLIO

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade, intermediate-term debt -securities providing current income. The Portfolio does not use risky derivative instruments.

COMMENTARY: The Intermediate Fixed Income Portfolio posted a solid 2.61% return for the six-month period ending September 30, 2003, despite tremendous volatility in interest rates. Corporate bonds outperformed all other high-grade sectors of the broad market year-to-date as event risks diminished and the prospect of stronger economic fundamentals helped to narrow spreads relative to U.S. Treasuries. Agencies exhibited tremendous value relative to high-grade industrial corporates, and we have been increasing our allocation to this asset class over the last six months. We believe the proposed increased regulation of the agencies will be a positive for bondholders, and over the longer term, spreads should compress and outperform.
We anticipate that the fiscal, monetary and federal financing stimulus that has been injected into the economy should make growth much firmer in the later part of 2003 into 2004. Therefore, we maintain our bias that bond yields should rise modestly in the near term. We are optimistic that our high-quality, intermediate-duration strategy may better endure the effects of rising interest rates than other longer-maturity portfolios.

Total Returns
for Periods Ending September 30, 2003

                                                                                              Since Inception
                                                     6 Months   1 Year   3 Years*   5 Years*    (5/10/94)*
Intermediate Fixed Income Portfolio                    2.61%     5.69%     8.15%     6.00%        6.75%
Lehman U.S. Govt./Credit Intermediate Bond Index       2.69      6.00      8.96      6.70         7.46
91-Day U.S. Treasury Bill Index                        0.53      1.22      2.73      3.68         4.43
Consumer Price Index                                   0.54      2.32      2.16      2.51         2.46

*Annualized returns.

Past performance is not predictive of future results. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor is currently limiting the Portfolio's expenses, which enhances return. The line graph above assumes an initial hypothetical $10,000 investment on 5/10/94. See page 40 for index descriptions.

                            SCHEDULE OF INVESTMENTS


                         SMALL/MID CAP EQUITY PORTFOLIO

SEPTEMBER 30, 2003 (UNAUDITED)

COMMON STOCKS
(97.2%)                                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (6.6%)

AIR TRANSPORT (0.7%)
Ryanair Holdings PLC-ADR*                                               44,200       $   1,790,100
                                                                                     -------------
AUTO PARTS/AFTER MARKET (0.4%)
Keystone Automotive Industries, Inc.*                                   46,650           1,012,305
                                                                                     -------------
AUTO PARTS/ORIGINAL EQUIPMENT  (1.9%)
BorgWarner, Inc.                                                        30,350           2,059,247
Lear Corp.*                                                             57,200           3,011,008
                                                                                     -------------
           Total Auto Parts/Original Equipment                                           5,070,255
                                                                                     -------------
AUTO TRUCKS AND PARTS (0.9%)
PACCAR, Inc.                                                            31,550           2,356,469
                                                                                     -------------
SHIPPING (0.5%)
OMI, Corp.*                                                            205,250           1,358,755
                                                                                     -------------
TRANSPORTATION/MISCELLANEOUS  (0.7%)
Pacer International, Inc.*                                              98,650           1,966,094
                                                                                     -------------
TRUCKERS  (1.5%)
J.B. Hunt Transport Services, Inc.*                                     84,500           2,198,690
Yellow Corp.*                                                           60,350           1,803,258
                                                                                     -------------
           Total Truckers                                                                4,001,948
                                                                                     -------------
           Total Autos and Transportation                                               17,555,926
                                                                                     -------------
CONSUMER DISCRETIONARY (20.3%)

ADVERTISING  (1.2%)

aQuantive, Inc.*                                                       168,800           1,563,088
Valueclick, Inc.*                                                      190,150           1,599,161
                                                                                     -------------
           Total Advertising                                                             3,162,249
                                                                                     -------------
CONSUMER ELECTRONICS  (1.5%)
Earthlink, Inc.*                                                       329,000           2,707,670
InfoSpace, Inc.*                                                        63,550           1,297,055
                                                                                     -------------
           Total Consumer Electronics                                                    4,004,725
                                                                                     -------------
CONSUMER PRODUCTS (0.5%)
Jarden Corp.*                                                           38,200           1,442,050
                                                                                     -------------
COSMETICS (0.8%)
Estee Lauder Companies, Inc.                                            63,350           2,160,235
                                                                                     -------------
ENTERTAINMENT  (0.4%)
Movie Gallery, Inc.*                                                    58,200           1,143,630
                                                                                     -------------
LEISURE TIME (0.3%)
West Marine, Inc.*                                                      49,200             937,260
                                                                                     -------------
RADIO AND TV BROADCASTING (0.5%)
Radio One, Inc.*                                                        91,900          $1,350,930
                                                                                     -------------

RESTAURANTS (2.6%)
Brinker International, Inc.*                                            93,400           3,115,824
CBRL Group, Inc.                                                        70,100           2,487,148
Landry's Restaurants, Inc.                                              72,950           1,502,770
                                                                                     -------------
           Total Restaurants                                                             7,105,742
                                                                                     -------------
RETAIL (8.4%)
Advance Auto Parts, Inc.*                                               52,100           3,693,890
Barnes & Noble, Inc.*                                                  107,450           2,730,304
Brown Shoe Company, Inc.                                                24,000             760,800
Dollar Tree Stores, Inc.*                                               50,850           1,703,475
Jo-Ann Stores, Inc.*                                                    35,850           1,000,215
Men's Wearhouse, Inc. (The)*                                            42,900           1,100,385
Mothers Work, Inc.*                                                     62,850           1,907,497
PETsMART, Inc.                                                         113,200           2,569,640
Pier 1 Imports, Inc.                                                   122,900           2,364,596
Sharper Image Corp.*                                                    37,500             864,750
Staples, Inc.*                                                          69,925           1,660,719
Williams-Sonoma, Inc.*                                                  94,900           2,560,402
                                                                                     -------------
           Total Retail                                                                 22,916,673
                                                                                     -------------
SERVICES/COMMERCIAL (3.0%)
Brink's Co. (The)                                                       54,250             941,780
Getty Images, Inc.*                                                     62,800           2,208,048
Kroll, Inc.*                                                            92,850           1,727,010
Regis Corp.                                                            111,650           3,583,965
                                                                                     -------------
           Total Services/Commercial                                                     8,460,803
                                                                                     -------------
TEXTILES (0.5%)
Jones Apparel Group, Inc.                                               44,400           1,328,892
                                                                                     -------------
TOYS (0.6%)
Marvel Enterprises, Inc.*                                               70,350           1,565,287
                                                                                     -------------
           Total Consumer Discretionary                                                 55,578,476
                                                                                     -------------
CONSUMER STAPLES (3.6%)

BEVERAGES (1.7%)
Coca-Cola Enterprises, Inc.                                            110,825           2,112,325
Cott Corp.*                                                            101,100           2,366,751
                                                                                     -------------
           Total Beverages                                                               4,479,076
                                                                                     -------------
FOODS (1.0%)
American Italian Pasta Co. - Cl. A*                                     46,025           1,780,707
Hain Celestial Group, Inc.*                                             51,876             940,512
                                                                                     -------------
           Total Foods                                                                   2,721,219
                                                                                     -------------
SOAPS AND HOUSEHOLD CHEMICALS (0.9%)
Dial Corp.                                                             107,300           2,311,242
                                                                                     -------------
           Total Consumer Staples                                                        9,511,537
                                                                                     -------------



                                       10


ENERGY (6.1%)

COAL (0.4%)
Peabody Energy Corp.                                                    34,150         $ 1,071,285
                                                                                     -------------

MACHINERY/OIL WELL EQUIPMENT AND SERVICES (1.8%)
Key Energy Services, Inc.*                                             125,000           1,206,250
Patterson-UTI Energy, Inc.*                                             90,950           2,462,016
Superior Energy Services, Inc.*                                        132,800           1,301,440
                                                                                     -------------
           Total Machinery/Oil Well
           Equipment and Services                                                        4,969,706
                                                                                     -------------

OIL/CRUDE PRODUCERS (3.9%)
Cimarex Energy Co.*                                                     57,900           1,134,840
Forest Oil Corp.                                                        59,350           1,421,432
Newfield Exploration Co.*                                               80,575           3,107,778
Pioneer Natural Resources Co.*                                         201,100           5,120,006
                                                                                     -------------
           Total Oil/Crude Producers                                                    10,784,056
                                                                                     -------------
           Total Energy                                                                 16,825,047
                                                                                     -------------
FINANCIAL SERVICES (19.8%)

BANKS/OUTSIDE NEW YORK CITY (2.0%)
Glacier Bancorp, Inc.                                                   56,267           1,543,404
Investors Financial Services Corp.                                      79,950           2,510,430
West Coast Bancorp                                                      73,150           1,428,620
                                                                                     -------------
           Total Banks/Outside New York City                                             5,482,454
                                                                                     -------------
FINANCE COMPANIES (1.2%)
Capital One Financial Corp.                                             56,450           3,219,908

FINANCIAL DATA PROCESSING (1.4%)
Affiliated Computer Services, Inc.*                                     25,700           1,251,333
Digital Insight Corp.*                                                  50,550           1,005,945
SunGard Data Systems, Inc.*                                             55,600           1,462,836
                                                                                     -------------
           Total Financial Data Processing                                               3,720,114
                                                                                     -------------
FINANCIAL/MISCELLANEOUS (0.9%)
Willis Group Holdings Ltd.                                              82,000           2,521,500
                                                                                     -------------
INSURANCE/MULTILINE (0.6%)
StanCorp Financial Group, Inc.                                          30,425           1,747,916
                                                                                     -------------

INSURANCE/PROPERTY CASUALTY (3.1%)
Everest Re Group Ltd.                                                   47,600           3,577,616
HCC Insurance Holdings, Inc.                                           105,300           3,062,124
W.R. Berkley Corp.                                                      52,050           1,783,233
                                                                                     -------------
           Total Insurance/Property Casualty                                             8,422,973
                                                                                     -------------
INVESTMENT MANAGEMENT (3.9%)
Affiliated Managers Group, Inc.*                                        71,800           4,509,040
Janus Captial Group, Inc.                                              202,750           2,832,418
SEI Investments Co.                                                     98,750           3,209,375
                                                                                     -------------
           Total Investment Management                                                  10,550,833
                                                                                     -------------
REITs (3.0%)
General Growth Properties, Inc.                                         76,100           5,456,370
Redwood Trust, Inc.                                                     37,325           1,582,580
Simon Property Group, Inc.                                              27,600           1,202,808
                                                                                     -------------
           Total REITs                                                                   8,241,758
                                                                                     -------------
SAVINGS AND LOANS (2.9%)
NetBank, Inc.                                                          144,200           1,795,290
Sovereign Bancorp, Inc.                                                228,000         $ 4,229,400
Sterling Financial Corp.*                                               61,590           1,733,759
                                                                                     -------------
           Total Savings and Loans                                                       7,758,449
                                                                                     -------------
SECURITIES BROKERAGES AND SERVICES (0.8%)
Countrywide Financial Corp.                                             28,050           2,195,754
                                                                                     -------------
           Total Financial Services                                                     53,861,659
                                                                                     -------------
HEALTH CARE (11.4%)
BIOTECHNOLOGY RESEARCH AND PRODUCTION (3.2%)
Charles River Laboratories
International, Inc.*                                                    81,475           2,500,468
Chiron Corp.*                                                           54,100           2,796,429
ICOS Corp.*                                                             56,350           2,159,332
XOMA Ltd.*                                                             194,850           1,441,890
                                                                                     -------------
           Total Biotechnology Research and Production                                   8,898,119
                                                                                     -------------
DRUGS AND PHARMACEUTICALS (2.2%)
Biovail Corp.*                                                          68,750           2,554,063
Gilead Sciences, Inc.*                                                  39,700           2,220,421
Medicis Pharmaceutical Corp. - Cl. A                                    21,675           1,270,155
                                                                                     -------------
           Total Drugs and Pharmaceuticals                                               6,044,639
                                                                                     -------------
ELECTRONICS/MEDICAL SYSTEMS (0.5%)
Zoll Medical Corp.*                                                     39,500           1,265,975
                                                                                     -------------

HEALTH CARE FACILITIES (1.0%)
Quest Diagnostics, Inc.*                                                44,700           2,710,608
                                                                                     -------------
HEALTH CARE SERVICES (2.5%)
Accredo Health, Inc.*                                                  129,150           3,614,909
Express Scripts, Inc.*                                                  55,275           3,380,066
                                                                                     -------------
           Total Health Care Services                                                    6,994,975
                                                                                     -------------
MEDICAL AND DENTAL INSTRUMENTS (1.2%)
PolyMedia Corp.                                                        127,300           3,373,450
                                                                                     -------------
MEDICAL SERVICES (0.8%)
Coventry Health Care, Inc.*                                             42,500           2,241,450
                                                                                     -------------
           Total Health Care                                                            31,529,216
                                                                                     -------------

MATERIALS AND PROCESSING (4.7%)

CHEMICALS (2.4%)
Airgas, Inc.                                                            78,600           1,399,080
Georgia Gulf Corp.*                                                     32,525             759,459
MacDermid, Inc.                                                         86,475           2,287,264
Wilson Greatbatch Technologies, Inc.*                                   60,500           2,181,025
                                                                                     -------------
Total Chemicals                                                                          6,626,828
                                                                                     -------------
METAL AND MINERALS/MISCELLANEOUS (1.4%)
Inco Ltd.*                                                             134,775           3,740,006
                                                                                     -------------
METAL FABRICATING (0.3%)
Maverick Tube Corp.*                                                    44,950             697,624
                                                                                     -------------
STEEL (0.6%)
Steel Dynamics, Inc.*                                                  113,000           1,710,820
                                                                                     -------------
           Total Materials and Processing                                               12,775,278
                                                                                     -------------


                                       11

PRODUCER DURABLES (7.2%)

DIVERSIFIED PRODUCTION (1.2%)
Pentair, Inc.                                                           68,650       $   2,737,076
Trex Company, Inc.*                                                     17,800             552,690
                                                                                     -------------
           Total Diversified Production                                                  3,289,766
                                                                                     -------------

ELECTRONICS/INSTRUMENTS METERS (0.3%)
Mettler-Toledo International, Inc.*                                     22,000             790,900

HOMEBUILDING (1.8%)
D.R. Horton, Inc.                                                       81,512           2,665,442
Standard Pacific Corp.                                                  57,600           2,183,040
                                                                                     -------------
           Total Homebuilding                                                            4,848,482
                                                                                     -------------

IDENTIFICATION CONTROL AND FILTER DEVICES (0.6%)
Hubbell, Inc.                                                           46,900           1,711,381
                                                                                     -------------

MACHINERY/INDUSTRIAL SPECIALTY (0.5%)
Kadant, Inc.*                                                           71,250           1,365,150
                                                                                     -------------

OFFICE FURNITURE AND BUSINESS EQUIPMENT (1.2%)
Moore Wallace, Inc.*                                                   223,700           3,176,540
                                                                                     -------------

PRODUCTION TECHNOLOGY EQUIPMENT (1.6%)
Cymer, Inc.*                                                            44,300           1,825,160
Entegris, Inc.                                                         129,900           1,467,870
Esterline Technologies Corp.*                                           31,500             607,635
Rudolph Technologies, Inc.*                                             34,050             657,506
                                                                                     -------------
           Total Production Technology                                                   4,558,171
                                                                                     -------------
           Total Producer Durables                                                      19,740,390
                                                                                     -------------
TECHNOLOGY (14.8%)

COMPUTER SERVICES SOFTWARE AND SYSTEMS (6.6%)
Amdocs, Ltd.*                                                          145,000           2,726,000
BEA Systems, Inc.*                                                     167,800           2,021,990
Ciber, Inc.*                                                            86,700             658,920
Cognos, Inc.*                                                           60,550           1,878,261
Hyperion Solutions Corp.*                                               97,900           2,826,373
Mercury Interactive Corp.*                                              45,700           2,075,237
NetScreen Technologies, Inc.*                                          109,100           2,425,293
QLogic Corp.*                                                           65,950           3,100,310
Zoran Corp.*                                                            30,250             589,875
                                                                                     -------------
           Total Computer Services
           Software and Systems                                                         18,302,259
                                                                                     -------------
COMPUTER TECHNOLOGY (1.7%)
McData Corp. Cl. B*                                                    227,725           2,684,878
Synopsys, Inc.*                                                         63,900           1,966,203
                                                                                     -------------
           Total Computer Technology                                                     4,651,081
                                                                                     -------------

ELECTRONICS/SEMICONDUCTORS/COMPONENTS  (4.9%)
AMIS Holdings, Inc.*                                                    58,500           1,079,910
Cree, Inc.*                                                            137,125           2,539,555
Integrated Circuit Systems, Inc.*                                      122,200           3,670,888
Marvell Technology Group Ltd.*                                          69,000           2,604,750
Microchip Technology, Inc.                                             148,887           3,564,355
                                                                                     -------------
           Total Electronics/Semiconductors/Components                                  13,459,458
                                                                                     -------------

ELECTRONICS/TECHNOLOGY (1.6%)
Internagnetics General Corp.*                                           90,800          $2,030,288
Rockwell Automation, Inc.                                               95,600           2,509,500
                                                                                     -------------
           Total Electronics/Technology                                                  4,539,788
                                                                                     -------------
           Total Technology                                                             40,952,586
                                                                                     -------------
UTILITIES (2.7%)

ELECTRICAL (0.4%)
PPL Corp.                                                               25,750           1,054,463

GAS DISTRIBUTORS (0.6%)
KeySpan Corp.                                                           13,875             486,735
Southwestern Energy Co.*                                                65,000           1,176,500
Total Gas Distributors                                                                   1,663,235

TELECOMMUNICATIONS (1.7%)
CenturyTel, Inc.                                                        93,713           3,175,934
Commonwealth Telephone Enterprises, Inc.*                               34,700           1,392,511
           Total Telecommunications                                                      4,568,445
           Total Utilities                                                               7,286,143
                                                                                     -------------
TOTAL COMMON STOCKS (cost $232,353,553)                                               $265,616,258
                                                                                     -------------

SHORT-TERM INVESTMENTS (3.8%)                                   PRINCIPAL AMOUNT          VALUE
COMMERCIAL PAPER (3.7%)
American Express
  0.900% 10-01-2003                                                $10,300,000         $10,300,000
                                                                                     -------------
VARIABLE-RATE DEMAND NOTES** (0.1%)
American Family Financial Services
  0.741% 12-31-2031                                                   $113,697            $113,697
Wisconsin Corp. Central Credit Union 0.790% 12-31-2031                  41,578              41,577
                                                                                     -------------
TOTAL VARIABLE-RATE DEMAND NOTES                                                           155,274
                                                                                     -------------
TOTAL Short-term -investments
(cost $10,455,274)                                                                     $10,455,274
TOTAL INVESTMENTS IN SECURITIES
(101.0%)(cost $242,808,827)                                                           $276,071,532
                                                                                     -------------
OTHER ASSETS LESS LIABILITIES (-1.0%)                                                   (2,749,719)
                                                                                     -------------
NET ASSETS (100.0%)                                                                   $273,321,813
                                                                                     =============

  * Non-income producing security.
 ** The variable-rate securities are subject to a demand -feature, which reduces the remaining maturity.


                                       12

                             CORE EQUITY PORTFOLIO


SEPTEMBER 30, 2003 (UNAUDITED)

COMMON STOCKS (99.6%)                                                 SHARES               VALUE
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (12.5%)

AUTO PARTS AND EQUIPMENT (1.0%)
BorgWarner, Inc.                                                        31,525          $2,138,971
Lear Corp.*                                                             41,075           2,162,188
                                                                                     -------------
           Total Auto Parts and Equipment                                                4,301,159
                                                                                     -------------
BROADCASTING AND CABLE (3.0%)
Clear Channel Communications, Inc.                                      95,075           3,641,372
Comcast Corp.*                                                         181,650           5,609,352
Viacom Inc. Cl. B                                                      116,150           4,448,545
                                                                                     -------------
           Total Broadcasting and Cable                                                 13,699,269
                                                                                     -------------
DEPARTMENT STORES  (0.8%)
Kohl's Corp.*                                                           70,400           3,766,400
                                                                                     -------------
HOTEL/RESORT/CRUISE (0.5%)
Hilton Hotels Corp.                                                    143,400           2,325,948
                                                                                     -------------
MOTORCYCLE MANUFACTURERS (0.8%)
Harley-Davidson, Inc.                                                   71,050           3,424,610
                                                                                     -------------
MOVIES AND ENTERTAINMENT (1.0%)
Fox Entertainment Group, Inc. Cl. A*                                   162,200           4,539,978
                                                                                     -------------
PUBLISHING  (0.6%)
Tribune Co.                                                             54,000           2,478,600
                                                                                     -------------
RESTAURANTS (1.0%)
Brinker International, Inc.*                                            95,100           3,172,536
CBRL Group, Inc.                                                        42,600           1,511,448
                                                                                     -------------
           Total Restaurants                                                             4,683,984
                                                                                     -------------
RETAIL/CATALOG  (0.6%)
InterActiveCorp*                                                        81,100           2,680,355
                                                                                     -------------
RETAIL/HOME IMPROVEMENT (0.8%)
Home Depot, Inc.                                                       113,072           3,601,343
                                                                                     -------------
SPECIALTY STORES  (2.4%)
Advance Auto Parts, Inc.*                                               58,050           4,115,745
PETsMART, Inc.                                                         105,750           2,400,525
Staples, Inc.*                                                          81,050           1,924,937
Williams-Sonoma, Inc.*                                                 104,000           2,805,920
                                                                                     -------------
           Total Specialty Stores                                                       11,247,127
                                                                                     -------------
           TOTAL CONSUMER DISCRETIONARY                                                 56,748,773
                                                                                     -------------
CONSUMER STAPLES (10.3%)

HOUSEHOLD PRODUCTS  (3.8%)
Colgate-Palmolive Co.                                                  117,150          $6,547,513
Dial Corp.                                                              96,850           2,086,149
Procter & Gamble Co.                                                    91,000           8,446,620
                                                                                     -------------
           Total Household Products                                                     17,080,282
                                                                                     -------------
HYPERMARKETS AND SUPERCENTERS (2.3%)
Costco Wholesale Corp.*                                                126,655           3,936,437
Wal-Mart Stores, Inc.                                                  112,350           6,274,747
                                                                                     -------------
           Total Hypermarkets and Supercenters                                          10,211,184
                                                                                     -------------
PACKAGED FOODS/MEATS (0.5%)
Dean Foods Co.*                                                         70,675           2,193,045
                                                                                     -------------
PERSONAL PRODUCTS (1.3%)
Estee Lauder Companies, Inc.                                            93,200           3,178,120
Gillette Co.                                                            80,600           2,577,588
                                                                                     -------------
           Total Personal Products                                                       5,755,708
                                                                                     -------------
RETAIL/DRUGS  (0.6%)
CVS Corp.                                                               83,075           2,580,309
                                                                                     -------------
SOFT DRINKS  (1.8%)
Coca-Cola Co.                                                           73,250           3,146,820
Coca-Cola Enterprises, Inc.                                            226,350           4,314,231
PepsiCo, Inc.                                                           15,106             692,308
                                                                                     -------------
           Total Soft Drinks                                                             8,153,359
                                                                                     -------------
           TOTAL CONSUMER STAPLES                                                       45,973,887
                                                                                     -------------
ENERGY (5.2%)

OIL AND GAS/DRILLING  (0.4%)
Patterson-UTI Energy, Inc.*                                             65,500           1,773,085
                                                                                     -------------
OIL AND GAS/EQUIPMENT/SERVICE  (0.5%)
BJ Services Co.*                                                        59,500           2,033,115
                                                                                     -------------
OIL AND GAS/EXPLORATION/PRODUCTION  (1.6%)
Newfield Exploration Co.*                                               93,200           3,594,724
Pioneer Natural Resources Co.*                                         147,700           3,760,442
                                                                                     -------------
           Total Oil and Gas/Exploration/Production                                      7,355,166
                                                                                     -------------
OIL AND GAS/INTEGRATED  (2.7%)
ExxonMobil Corp.                                                       138,552           5,071,003
Royal Dutch Petroleum Co. ADR                                          113,875           5,033,275
           Total Fina Elf SA                                            29,025           2,200,095
                                                                                     -------------
           Total Oil and Gas/Integrated                                                 12,304,373
                                                                                     -------------
           TOTAL ENERGY                                                                 23,465,739
                                                                                     -------------
                                       13

SCHEDULE OF INVESTMENTS - CORE EQUITY PORTFOLIO, CONTINUED

FINANCIALS (20.0%)

ASSET MANAGEMENT (1.6%)
Franklin Resources, Inc.                                                57,000          $2,519,970
Mellon Financial Corp.                                                 155,400           4,683,756
                                                                                     -------------
           Total Asset Management                                                        7,203,726
                                                                                     -------------
CONSUMER FINANCE (2.7%)
American Express Co.                                                   118,500           5,339,610
MBNA Corp.                                                             301,050           6,863,940
                                                                                     -------------
           Total Consumer Finance                                                       12,203,550
                                                                                     -------------
DIVERSE CAPITAL MARKET (1.7%)
JP Morgan Chase & Co.                                                  220,575           7,572,340
                                                                                     -------------
DIVERSE FINANCIAL SERVICE (2.2%)
Citigroup, Inc.                                                        219,586           9,993,359
                                                                                     -------------
DIVERSIFIED BANKS (3.5%)
Bank of America Corp.                                                   96,000           7,491,840
US Bancorp                                                             118,750           2,848,812
Wells Fargo & Co.                                                      104,450           5,379,175
                                                                                     -------------
           Total Diversified Banks                                                      15,719,827
                                                                                     -------------
INSURANCE/LIFE/HEALTH (1.7%)
MetLife, Inc.                                                           95,550           2,680,177
Prudential Financial, Inc.                                             138,500           5,174,360
                                                                                     -------------
           Total Insurance/Life/Health                                                   7,854,537
                                                                                     -------------
INSURANCE/MULTILINE (0.8%)
American International Group, Inc.                                      65,357           3,771,099
                                                                                     -------------
INSURANCE/PROPERTY CASUALTY (1.1%)
XL Capital Ltd.                                                         63,700           4,932,928
                                                                                     -------------
INVESTMENT BANK AND BROKERAGE (1.6%)
Goldman Sachs Group, Inc.                                               52,100           4,371,190
Lehman Brothers Holdings, Inc.                                          37,800           2,611,224
                                                                                     -------------
           Total Investment Bank and Brokerage                                           6,982,414
                                                                                     -------------
REINSURANCE (0.8%)
Everest Re Group Ltd.                                                   50,950           3,829,402
                                                                                     -------------

THRIFTS AND MORTGAGE FINANCIAL (2.3%)
Countrywide Financial Corp.                                             51,600           4,039,248
Fannie Mae                                                              88,950           6,244,290
                                                                                     -------------
           Total Thrifts and Mortgage Financial                                         10,283,538
                                                                                     -------------
           Total Financials                                                             90,346,720
                                                                                     -------------
HEALTH CARE (15.2%)

BIOTECHNOLOGY  (3.0%)
Amgen, Inc.*                                                           105,275           6,797,607
Chiron Corp.*                                                           63,450           3,279,730
Medimmune, Inc.*                                                       100,750           3,325,757
                                                                                     -------------
           Total Biotechnology                                                          13,403,094
                                                                                     -------------
HEALTH CARE/DISTRIBUTORS (0.6%)
Cardinal Health, Inc.                                                   43,861           2,561,044
                                                                                     -------------
HEALTH CARE/EQUIPMENT (1.3%)
Medtronic, Inc.                                                         68,125           3,196,425
Zimmer Holdings, Inc.*                                                  48,500           2,672,350
                                                                                     -------------
           Total Health Care/Equipment                                                   5,868,775
                                                                                     -------------
HEALTH CARE/FACILITY (0.5%)
Universal Health Services, Inc.*                                        47,000          $2,324,150
                                                                                     -------------
HEALTH CARE/SERVICES (1.8%)
Accredo Health, Inc.*                                                   72,200           2,020,878
Express Scripts, Inc.*                                                  42,450           2,595,817
Quest Diagnostics, Inc.*                                                57,925           3,512,572
                                                                                     -------------
           Total Health Care/Services                                                    8,129,267
                                                                                     -------------
PHARMACEUTICALS (8.0%)
Biovail Corp.*                                                          50,300           1,868,645
Eli Lilly & Co.                                                         95,600           5,678,640
Forest Laboratories, Inc.*                                              95,375           4,907,044
Johnson & Johnson                                                      119,377           5,911,549
Merck & Co.                                                             37,700           1,908,374
Pfizer, Inc.                                                           297,750           9,045,645
Teva Pharmaceutical Industries Ltd.                                     34,300           1,960,245
Wyeth                                                                  109,363           5,041,634
                                                                                     -------------
           Total Pharmaceuticals                                                        36,321,776
                                                                                     -------------
           TOTAL HEALTH CARE                                                            68,608,106
                                                                                     -------------
INDUSTRIALS (11.8%)

AEROSPACE/DEFENSE (2.3%)
L-3 Communications Holdings, Inc.*                                      34,100           1,474,825
Lockheed Martin Corp.                                                   32,350           1,492,953
United Technologies Corp.                                               98,275           7,594,692
                                                                                     -------------
           Total Aerospace/Defense                                                      10,562,470
                                                                                     -------------
AIRLINES (0.4%)
Ryanair Holdings PLC-ADR*                                               48,325           1,957,163
                                                                                     -------------
BUILDING PRODUCTS (1.2%)
Masco Corp.                                                            214,150           5,242,392
                                                                                     -------------

ELECTRICAL COMPONENT (0.6%)
Emerson Electric Co.                                                    49,850           2,624,603
                                                                                     -------------
INDUSTRIAL CONGLOMERATES (4.0%)
3M Co.                                                                  80,350           5,549,775
General Electric Co.                                                   420,474          12,534,330
                                                                                     -------------
           Total Industrial Conglomerates                                               18,084,105
                                                                                     -------------
MACHINERY CONSTRUCTION/FARMING (0.8%)
PACCAR, Inc.                                                            49,350           3,685,952
                                                                                     -------------
MACHINERY INDUSTRIAL (1.3%)
Illinois Tool Works, Inc.                                               91,650           6,072,729
                                                                                     -------------
RAILROADS (0.9%)
Union Pacific Corp.                                                     68,050           3,958,469
                                                                                     -------------
SERVICES/OFFICE/SUPPLIES (0.3%)
Moore Wallace, Inc.*                                                    87,850           1,247,470
                                                                                     -------------
           Total Industrials                                                            53,435,353
                                                                                     -------------
INFORMATION TECHNOLOGY (18.2%)

APPLICATION SOFTWARE  (1.9%)
Amdocs, Ltd.*                                                          149,000           2,801,200
SAP AG                                                                 118,500           3,603,585
Synopsys, Inc.*                                                         66,400           2,043,128
                                                                                     -------------
           TOTAL APPLICATION SOFTWARE                                                    8,447,913
                                                                                     -------------


                                       14


COMMUNICATIONS EQUIPMENT  (2.6%)
Cisco Systems, Inc.*                                                   388,185          $7,585,135
Nokia Corp.                                                            127,275           1,985,490
QLogic Corp.*                                                           42,475           1,996,750
                                                                                     -------------
           TOTAL COMMUNICATIONS EQUIPMENT                                               11,567,375
                                                                                     -------------
COMPUTER HARDWARE  (1.2%)
Dell, Inc.*                                                            162,625           5,430,049
                                                                                     -------------
COMPUTER STORAGE/PERIPHERALS (0.5%)
EMC Corp.*                                                             178,000           2,248,140
                                                                                     -------------

SEMICONDUCTOR EQUIPMENT (1.1%)
KLA-Tencor Corp.*                                                       46,975           2,414,515
Novellus Systems, Inc.*                                                 75,500           2,548,125
                                                                                     -------------
           Total Semiconductor Equipment                                                 4,962,640
                                                                                     -------------
SEMICONDUCTORS (4.4%)
Intel Corp.                                                            208,964           5,748,600
Marvell Technology Group Ltd.*                                          51,200           1,932,800
Maxim Integrated Products, Inc.*                                        96,975           3,830,513
Taiwan Semiconductor Manufacturing Co. Ltd. ADR*                       351,113           3,802,554
Texas Instruments, Inc.                                                188,575           4,299,510
                                                                                     -------------
           Total Semiconductors                                                         19,613,977
                                                                                     -------------
SERVICES/DATA PROCESSING (2.1%)
Affiliated Computer Services, Inc.*                                     76,325           3,716,264
First Data Corp.                                                        89,900           3,592,404
SunGard Data Systems Inc.*                                              89,825           2,363,296
                                                                                     -------------
           Total Services/Data Processing                                                9,671,964
                                                                                     -------------
SYSTEMS SOFTWARE (4.4%)
Adobe Systems, Inc.                                                     64,750           2,542,085
BEA Systems, Inc.*                                                     179,550           2,163,578
Microsoft Corp.                                                        477,436          13,267,946
Oracle Corp.*                                                          154,600           1,734,612
                                                                                     -------------
           Total Systems Software                                                       19,708,221
                                                                                     -------------
           TOTAL INFORMATION TECHNOLOGY                                                 81,650,279
                                                                                     -------------

MATERIALS (2.2%)

CHEMICALS/DIVERSE (1.0%)
Dow Chemical Co.                                                        85,000           2,765,900
E.I. du Pont de Nemours and Co.                                         41,350           1,654,414
                                                                                     -------------
Total Chemicals/Diverse                                                                  4,420,314
                                                                                     -------------
DIVERSE METAL/MINING  (0.5%)
Inco Ltd.*                                                              73,600           2,042,400
                                                                                     -------------
FOREST PRODUCTS  (0.4%)
Weyerhaeuser Co.                                                        29,450           1,721,353
                                                                                     -------------
INDUSTRIAL GASES  (0.3%)
Air Products & Chemicals, Inc.                                          32,100           1,447,710
                                                                                     -------------
           Total Materials                                                               9,631,777
                                                                                     -------------
TELECOMMUNICATION (3.1%)

INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
BellSouth Corp.                                                        122,025          $2,889,552
CenturyTel, Inc.                                                        62,250           2,109,653
Verizon Communications, Inc.                                           131,973           4,281,204
                                                                                     -------------
           Total Integrated
           Telecommunication Services                                                    9,280,409
                                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
AT&T Wireless Services, Inc.*                                          364,950           2,985,291
Nextel Communications, Inc.*                                            85,350           1,680,541
           Total Wireless Telecommunication Services                                     4,665,832
                                                                                     -------------
           Total Telecommunication                                                      13,946,241
                                                                                     -------------

UTILITIES (1.1%)

ELECTRIC UTILITIES (0.8%)
Exelon Corp.                                                            59,150           3,756,025
                                                                                     -------------
GAS UTILITIES (0.3%)
KeySpan Corp.                                                           37,200           1,304,976
                                                                                     -------------
           Total Utilities                                                               5,061,001
                                                                                     -------------
           TOTAL COMMON STOCKS (cost $399,635,708)                                    $448,867,876
                                                                                     -------------

SHORT-TERM INVESTMENTS (0.0%)                                 PRINCIPAL AMOUNT            VALUE
--------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (0.0%)
American Family Financial Services
 0.741% 12-31-2031                                                      74,789              74,788
                                                                                     -------------

TOTAL VARIABLE-RATE DEMAND NOTES                                                            74,788
                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $74,789)                                                                             $74,788
                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES (99.6%)
(COST $399,710,497)                                                                   $448,942,664
                                                                                     -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                             1,938,582
                                                                                     -------------
NET ASSETS (100.0%)                                                                   $450,881,246
                                                                                     =============
  * Non-income producing security.
 ** The variable-rate securities are subject to a demand -feature, which reduces the remaining maturity.


                                       15


                            GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2003 (UNAUDITED)

COMMON STOCKS (99.1%)                                                 SHARES               VALUE
--------------------------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION (2.9%)

AIR TRANSPORT (1.0%)
Jetblue Airways Corp.*                                                     900             $54,873
                                                                                     -------------
AUTO TRUCKS AND PARTS  (0.8%)
Gentex Corp.                                                             1,300              45,292
                                                                                     -------------
RECREATIONAL VEHICLES  (1.1%)
Harley-Davidson, Inc.                                                    1,300              62,660
                                                                                     -------------
           Total Autos and Transportation                                                  162,825
                                                                                     -------------
CONSUMER DISCRETIONARY (22.9%)

CONSUMER ELECTRONICS (2.1%)
Electronic Arts, Inc.*                                                   1,300             119,899
                                                                                     -------------
ENTERTAINMENT (1.8%)
Viacom Inc. Cl. B*                                                       2,700             103,410
Radio and TV Broadcasting (3.3%)
Echostar Communications Corp. Cl. A*                                     3,000             114,810
General Motors Corp. Cl. H*                                              5,000              71,550
                                                                                     -------------
           Total Radio and TV Broadcasting                                                 186,360
                                                                                     -------------
RESTAURANTS (1.4%)
Starbucks Corp.*                                                         2,800              80,640
                                                                                     -------------
RETAIL (6.9%)
Amazon.com, Inc.*                                                        2,000              96,720
Kohl's Corp.*                                                            1,300              69,550
Lowe's Companies, Inc.                                                   1,500              77,850
PETsMART, Inc.                                                           2,000              45,400
Wal-Mart Stores, Inc.                                                    1,800             100,530
                                                                                     -------------
           Total Retail                                                                    390,050
                                                                                     -------------
SERVICES/COMMERCIAL (4.0%)
eBay, Inc.*                                                                800              42,808
Getty Images, Inc.*                                                      1,000              35,160
InterActiveCorp.*                                                        4,600             152,030
                                                                                     -------------
           Total Services/Commercial                                                       229,998
                                                                                     -------------
SHOES (1.5%)
Nike, Inc.                                                               1,300              79,066
                                                                                     -------------
TEXTILES/APPAREL MANUFACTURERS (1.3%)
Coach, Inc.*                                                             1,300              70,980
                                                                                     -------------

TOYS (0.6%)
Marvel Enterprises, Inc.*                                                1,500              33,375
                                                                                     -------------
           Total Consumer Discretionary                                                  1,293,778
                                                                                     -------------
CONSUMER STAPLES (4.5%)
BEVERAGES (1.3%)
PepsiCo, Inc.                                                            1,600             $73,328
                                                                                     -------------
DRUG AND GROCERY STORE CHAINS (1.2%)
Whole Foods Market, Inc.*                                                1,200              66,216
                                                                                     -------------
FOODS (1.0%)
Sysco Corp.                                                              1,700              55,607
                                                                                     -------------
SOAPS AND HOUSEHOLD CHEMICALS (1.0%)
Colgate-Palmolive Co.                                                    1,000              55,890
                                                                                     -------------
           Total Consumer Staples                                                          251,041
                                                                                     -------------
FINANCIAL SERVICES (13.7%)

DIVERSIFIED FINANCIAL SERVICES (4.8%)
American Express Co.                                                     2,200              99,132
Citigroup, Inc.                                                          1,500              68,265
Goldman Sachs Group, Inc.                                                1,300             109,070
                                                                                     -------------
           Total Diversified Financial Services                                            276,467
                                                                                     -------------
FINANCE COMPANIES (0.9%)
Capital One Financial Corp.                                                900              51,336
                                                                                     -------------
FINANCE/SMALL LOAN (0.8%)
SLM Corp.                                                                1,200              46,752
                                                                                     -------------
FINANCIAL DATA PROCESSING (3.5%)
Affiliated Computer Services, Inc.*                                      2,000              97,380
First Data Corp.                                                         2,500              99,900
                                                                                     -------------
           Total Financial Data Processing                                                 197,280
                                                                                     -------------
FINANCIAL INFORMATION SERVICES (1.4%)
Moody's Corp.                                                            1,400              76,958
                                                                                     -------------
FINANCIAL/MISCELLANEOUS (1.5%)
Fannie Mae                                                               1,200              84,240
                                                                                     -------------
SECURITIES BROKERAGE AND SERVICES (0.8%)
Franklin Resources, Inc.                                                 1,000              44,210
                                                                                     -------------
           Total Financial Services                                                        777,243
                                                                                     -------------
HEALTH CARE (21.6%)

BIOTECHNOLOGY RESEARCH AND PRODUCTION  (4.0%)
Amgen, Inc.*                                                             2,200             142,054
Chiron Corp.*                                                            1,700              87,873
                                                                                     -------------
           Total Biotechnology Research and Production                                     229,927
                                                                                     -------------
DRUGS AND PHARMACEUTICALS (8.0%)
Barr Laboratories, Inc.*                                                   800              54,568
Eli Lilly & Co.                                                          1,000              59,400
Forest Laboratories, Inc.                                                1,200              61,740
Johnson & Johnson*                                                       1,600              79,232
Medimmune, Inc.*                                                         1,000              33,010


                                       16


Pfizer, Inc.                                                             3,800            $115,444
Teva Pharmaceutical Industries Ltd.                                        900              51,435
                                                                                     -------------
           Total Drugs and Pharmaceuticals                                                 454,829
                                                                                     -------------
ELECTRONICS/MEDICAL SYSTEMS  (2.0%)
Medtronic, Inc.                                                          1,200              56,304
Varian Medical Systems, Inc.*                                            1,000              57,480
                                                                                     -------------
           Total Electronics/Medical Systems                                               113,784
                                                                                     -------------
HEALTH CARE FACILITIES (1.1%)
Quest Diagnostics, Inc.*                                                 1,000              60,640
                                                                                     -------------
HEALTH CARE MANAGEMENT (3.1%)
UnitedHealth Group, Inc.                                                 3,500             176,120
                                                                                     -------------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (3.4%)
Boston Scientific Corp.*                                                   400              25,520
St. Jude Medical, Inc.*                                                  1,300              69,901
Zimmer Holdings, Inc.*                                                   1,900             104,690
                                                                                     -------------
           Total Medical and Dental Instruments and Supplies                               200,111
                                                                                     -------------
           Total Health Care                                                             1,235,411
                                                                                     -------------
OTHER (1.8%)

MULTISECTOR COMPANIES (1.8%)
General Electric Co.                                                     3,500             104,335
                                                                                     -------------
           Total Other                                                                     104,335
                                                                                     -------------
PRODUCER DURABLES (4.5%)

AEROSPACE (1.6%)
United Technologies Corp.                                                1,200              92,736
                                                                                     -------------
MACHINERY INDUSTRIAL/SPECIALTY (1.2%)
Illinois Tool Works Inc.                                                 1,000              66,260
                                                                                     -------------
MACHINERY SPECIALTY  (0.5%)
ASML Holding N.V.                                                        2,000              26,260
                                                                                     -------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.2%)
KLA-Tencor Corp.*                                                        1,300              66,820
                                                                                     -------------
           Total Producer Durables                                                         252,076
                                                                                     -------------
TECHNOLOGY (23.4%)

COMMUNICATIONS TECHNOLOGY (3.8%)
ADTRAN, Inc.                                                               500              30,590
Cisco Systems, Inc.*                                                     9,500             185,630
                                                                                     -------------
           Total Communications Technology                                                 216,220
                                                                                     -------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (9.4%)
BEA Systems, Inc.*                                                       4,200              50,610
Cognos, Inc.*                                                            1,500              46,530
Mercury Interactive Corp.*                                               1,200              54,492
Microsoft Corp.                                                          9,500             264,005
NetScreen Technologies, Inc.*                                            3,000              66,690
                                                                                     -------------
QLogic Corp.*                                                            1,000              47,010
                                                                                     -------------
           Total Computer Services,
           Software and Systems                                                            529,337
                                                                                     -------------

COMPUTER TECHNOLOGY (3.1%)
Dell, Inc.*                                                              3,150             105,178
Network Appliance, Inc.*                                                 3,400              69,802
                                                                                     -------------
Total Computer Technology                                                                  174,980
                                                                                     -------------
ELECTRONICS/SEMICONDUCTORS/COMPONENTS (7.1%)
AMIS Holdings, Inc.*                                                     1,500             $27,690
Analog Devices, Inc.*                                                      700              26,614
Broadcom Corp.*                                                          2,000              53,240
Intel Corp.                                                              3,000              82,530
Maxim Integrated Products, Inc.                                          1,600              63,200
Texas Instruments, Inc.                                                  3,500              79,800
Xilinx, Inc.*                                                            2,400              68,424
                                                                                     -------------
           Total Electronics/Semiconductors/Components                                     401,498
                                                                                     -------------
           Total Technology                                                              1,322,035
                                                                                     -------------

UTILITIES (3.8%)

CABLE TELEVISION AND RADIO (2.5%)
Comcast Corp.*                                                           4,600             142,048
                                                                                     -------------

TELECOMMUNICATIONS (1.3%)
AT&T Wireless Services, Inc.*                                            9,000              73,620
                                                                                     -------------
           Total Utilities                                                                 215,668
                                                                                     -------------
           TOTAL COMMON STOCKS(cost $4,965,052)                                         $5,614,412
                                                                                     -------------


SHORT-TERM INVESTMENTS (0.5%)                                 PRINCIPAL AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (0.5%)

American Family Demand Note
0.741% 12-31-2031                                                      $27,449             $27,449
                                                                                     -------------
Wisconsin Corp.
Central Credit Union
0.790% 12-31-2031                                                          101                 101
                                                                                     -------------

TOTAL VARIABLE-RATE DEMAND NOTES                                                            27,550
                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,550)                                                $27,550
                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES (99.6%)(COST $4,992,602)                                $5,641,962
                                                                                     -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                22,250
                                                                                     -------------
NET ASSETS (100.0%)                                                                     $5,664,212
                                                                                     =============
  * Non-income producing security.
 ** The variable-rate securities are subject to a demand -feature, which reduces the remaining maturity.



                                       17


                               BALANCED PORTFOLIO

SEPTEMBER 30, 2003 (UNAUDITED)

LONG-TERM DEBT SECURITIES(39.6%)                              PRINCIPAL AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (23.0%)
FINANCE (16.6%)

BANKS (1.5%)
Bank of America Corp.
 6.625% 10-15-2007                                                   1,500,000          $1,691,956
                                                                                     -------------
Bank One Corp.
 6.875% 08-01-2006                                                     200,000             225,179
                                                                                     -------------
           Total Banks                                                                   1,917,135
                                                                                     -------------
DIVERSIFIED FINANCIAL SERVICES  (6.1%)
American Express Credit Corp.
 3.000% 05-16-2008                                                   1,750,000           1,731,835
Citigroup, Inc.
 6.750%  12-01-2005                                                  1,500,000           1,651,606
Countrywide Home Loans
 5.625%  05-15-2007                                                  2,450,000           2,660,188
Household Finance Corp.
 6.500%  01-24-2006                                                  1,500,000           1,646,797
                                                                                     -------------
           Total Diversified                                                             7,690,426
                                                                                     -------------
INSURANCE (2.5%)
AFLAC, Inc.
 6.500%  04-15-2009                                                    700,000             798,537
Hartford Life, Inc.
 7.100% 06-15-2007                                                     500,000             568,866
MGIC Investment Corp.
 6.000% 03-15-2007                                                     225,000             243,068
Reliastar Financial Corp.
 6.500% 11-15-2008                                                   1,500,000           1,679,334
                                                                                     -------------
           Total Insurance                                                               3,289,805
                                                                                     -------------
INVESTMENT BANKING/BROKERAGE (4.5%)
Charles Schwab Corp.
 6.850% 11-15-2005                                                     600,000             656,176
Goldman Sachs Group, Inc.
 6.650% 05-15-2009                                                   1,500,000           1,727,790
Merrill Lynch & Co., Inc.
 6.150% 01-26-2006                                                   1,450,000           1,586,475
Morgan Stanley Dean Witter & Co.
 6.100%  04-15-2006                                                  1,650,000           1,803,318
                                                                                     -------------
           Total Investment Banking/Brokerage                                            5,773,759
                                                                                     -------------
LEASING COMPANIES (2.0%)
International Lease Finance Corp.
 4.000%  01-17-2006                                                  2,500,000          $2,584,283
                                                                                     -------------
           Total Finance                                                                21,255,408
                                                                                     -------------
INDUSTRIALS (6.4%)
AUTOMOBILES (6.4%)
Caterpillar Finance Service Corp.
 2.500%  10-03-2006                                                    500,000             501,580
Ford Motor Credit Co.
 6.875% 02-01-2006                                                   2,600,000           2,767,391
GMAC
 6.500% 12-06-2004                                                     100,000             103,259
 6.750% 01-15-2006                                                   2,200,000           2,354,183
General Electric Capital Corp.
 4.250%  01-15-2008                                                  2,400,000           2,514,684
                                                                                     -------------
           Total Automobiles                                                             8,241,097
                                                                                     -------------
           Total Industrials                                                             8,241,097
                                                                                     -------------
           TOTAL CORPORATE BONDS
           (COST $28,137,503)                                                          $29,496,505
                                                                                     -------------
U.S. GOVERNMENT AGENCY (7.3%)
Federal Home Loan Bank
  4.875%  02-15-2007                                                 1,500,000           1,615,578
  4.750%  08-13-2010                                                   650,000             682,122
                                                                                     -------------
                                                                                         2,297,700
                                                                                     -------------
Federal National Mortgage Association
  6.250%  02-01-2011                                                   300,000             337,639
  5.375%  11-15-2011                                                 2,200,000           2,392,980
  4.375%  03-15-2013                                                   500,000             502,568
                                                                                     -------------
                                                                                         3,233,187
                                                                                     -------------
FHLMC
  5.500%  07-15-2006                                                 2,500,000           2,728,997
  4.260%  07-19-2007                                                 1,000,000           1,058,477
                                                                                     -------------
                                                                                         3,787,474
                                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY
(COST $9,287,382)                                                                       $9,318,361
                                                                                     -------------
U.S. TREASURY NOTES (9.3%)
  5.625%  05-15-2008                                                 2,500,000           2,820,020
  5.500%  05-15-2009                                                 1,150,000           1,301,208
  6.000%  08-15-2009                                                 3,000,000           3,467,229
  6.125%  08-15-2007                                                 3,850,000           4,386,597
                                                                                     -------------
TOTAL U.S. TREASURY NOTES
(COST $11,062,179)                                                                     $11,975,054
                                                                                     -------------


                                       18


TOTAL LONG-TERM DEBT SECURITIES
(COST $48,487,064)                                                                     $50,789,920
                                                                                     -------------

COMMON STOCKS (60.1%)                                                 SHARES                VALUE
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (7.7%)

AUTO PARTS AND EQUIPMENT (0.7%)
BorgWarner, Inc.                                                         5,300             359,605
Lear Corp.*                                                              8,850             465,864
                                                                                     -------------
           Total Auto Parts and Equipment                                                  825,469
                                                                                     -------------
BROADCASTING AND CABLE (1.8%)
Clear Channel Communications, Inc.                                      15,975             611,842
Comcast Corp.*                                                          31,400             969,632
Viacom Inc. Cl. B                                                       19,625             751,637
                                                                                     -------------
           Total Broadcasting and Cable                                                  2,333,111
                                                                                     -------------
DEPARTMENT STORES (0.5%)
Kohl's Corp.*                                                           12,000             642,000
                                                                                     -------------
HOTEL/RESORT/CRUISE (0.3%)
Hilton Hotels Corp.                                                     23,800             386,036
                                                                                     -------------
MOTORCYCLE MANUFACTURERS (0.5%)
Harley-Davidson, Inc.                                                   12,350             595,270
                                                                                     -------------
MOVIES AND ENTERTAINMENT (0.5%)
Fox Entertainment Group, Inc. Cl. A*                                    22,650             633,973
                                                                                     -------------
PUBLISHING (0.3%)
Tribune Co.                                                              9,025             414,247
                                                                                     -------------
RESTAURANTS (0.6%)
Brinker International, Inc.*                                            14,075             469,542
CBRL Group, Inc.                                                         6,600             234,168
                                                                                     -------------
           Total Restaurants                                                               703,710
                                                                                     -------------
RETAIL/CATALOG (0.4%)
InterActiveCorp.*                                                       14,000             462,700
                                                                                     -------------
RETAIL/HOME IMPROVEMENT (0.5%)
Home Depot, Inc.                                                        18,849             600,341
                                                                                     -------------
SPECIALTY STORES (1.6%)
Advance Auto Parts, Inc.*                                               10,925             774,582
PETsMART, Inc.                                                          17,700             401,790
Staples, Inc.*                                                          17,450             414,437
Williams-Sonoma, Inc.*                                                  17,300             466,754
                                                                                     -------------
           Total Specialty Stores                                                        2,057,563
                                                                                     -------------
           TOTAL CONSUMER DISCRETIONARY                                                  9,654,420
                                                                                     -------------
CONSUMER STAPLES (6.0%)

HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive Co.                                                   19,550           1,092,649
Dial Corp.                                                              12,100             260,634
Procter & Gamble Co.                                                    15,050           1,396,941
                                                                                     -------------
           Total Household Products                                                      2,750,224
                                                                                     -------------
HYPERMARKETS AND SUPERCENTERS (1.4%)
Costco Wholesale Corp.*                                                 23,400            $727,272
Wal-Mart Stores, Inc.                                                   18,050           1,008,092
                                                                                     -------------
           Total Hypermarkets and Supercenters                                           1,735,364
                                                                                     -------------
PACKAGED FOODS/MEATS (0.3%)
Dean Foods Co.*                                                         14,425             447,608
                                                                                     -------------
PERSONAL PRODUCTS  (0.7%)
Estee Lauder Companies, Inc.                                            16,300             555,830
Gillette Co.                                                            13,500             431,730
                                                                                     -------------
           Total Personal Products                                                         987,560
                                                                                     -------------
RETAIL/DRUGS (0.3%)
CVS Corp.                                                               13,425             416,980
                                                                                     -------------
SOFT DRINKS (1.2%)
Coca-Cola Co.                                                           12,100             519,816
Coca-Cola Enterprises, Inc.                                             37,925             722,850
PepsiCo, Inc.                                                            5,799             265,768
                                                                                     -------------
           Total Soft Drinks                                                             1,508,434
                                                                                     -------------
           TOTAL CONSUMER STAPLES                                                        7,846,170
                                                                                     -------------
ENERGY (2.9%)

OIL AND GAS/DRILLING (0.2%)
Patterson-UTI Energy, Inc.*                                             11,742             317,856
                                                                                     -------------

OIL AND GAS/EQUIPMENT/SERVICE (0.3%)
BJ Services Co.*                                                        10,100             345,117
                                                                                     -------------
OIL AND GAS/EXPLORATION/PRODUCTION (0.9%)
Newfield Exploration Co.*                                               16,200             624,834
Pioneer Natural Resources Co.*                                          21,550             548,663
                                                                                     -------------
           Total Oil and Gas/Exploration/Production                                      1,173,497
                                                                                     -------------
OIL AND GAS/INTEGRATED (1.5%)
ExxonMobil Corp.                                                        22,956             840,190
Royal Dutch Petroleum Co. ADR                                           18,725             827,645
           Total Fina Elf SA                                             5,000             379,000
           Total Oil and Gas/Integrated                                                  2,046,835
                                                                                     -------------
           TOTAL ENERGY                                                                  3,883,305
                                                                                     -------------
FINANCIALS (11.6%)

ASSET MANAGEMENT (0.9%)
Franklin Resources, Inc.                                                 9,650             426,626
Mellon Financial Corp.                                                  25,550             770,077
                                                                                     -------------
           Total Asset Management                                                        1,196,703
                                                                                     -------------
CONSUMER FINANCE (1.6%)
American Express                                                        19,850             894,441
MBNA Corp.                                                              49,550           1,129,740
                                                                                     -------------
           Total Consumer Finance                                                        2,024,181
                                                                                     -------------
DIVERSE CAPITAL MARKET (1.0%)
JP Morgan Chase & Co.                                                   36,425           1,250,470
                                                                                     -------------
DIVERSE FINANCIAL SERVICE (1.3%)
Citigroup, Inc.                                                         35,897           1,633,672
                                                                                     -------------


                                       19


DIVERSIFIED BANKS (2.1%)
Bank of America Corp.                                                   16,000          $1,248,640
US Bancorp                                                              19,675             472,003
Wells Fargo & Co.                                                       17,375             894,812
                                                                                     -------------
           Total Diversified Banks                                                       2,615,455
                                                                                     -------------
INSURANCE/LIFE/HEALTH (0.9%)
MetLife, Inc.                                                           15,200             426,360
Prudential Financial, Inc.                                              22,275             832,194
                                                                                     -------------
           Total Insurance/Life/Health                                                   1,258,554
                                                                                     -------------
INSURANCE/MULTILINE (0.5%)
American International Group, Inc.                                      11,838             683,053
                                                                                     -------------
INSURANCE/PROPERTY CASUALTY (0.6%)
XL Capital Ltd.                                                         10,500             813,120
                                                                                     -------------
INVESTMENT BANK AND BROKERAGE (0.9%)
Goldman Sachs Group, Inc.                                                8,650             725,735
Lehman Brothers Holdings, Inc.                                           6,350             438,658
                                                                                     -------------
           Total Investment Bank and Brokerage                                           1,164,393
                                                                                     -------------
REINSURANCE (0.5%)
Everest Re Group Ltd.                                                    9,225             693,351
                                                                                     -------------
THRIFTS AND MORTGAGE FINANCIAL (1.3%)
Countrywide Financial Corp.                                              8,650             677,122
FNMA                                                                    14,700           1,031,940
                                                                                     -------------
           Total Thrifts and Mortgage Financial                                          1,709,062
                                                                                     -------------
           TOTAL FINANCIALS                                                             15,042,014
                                                                                     -------------

HEALTH CARE (9.1%)
BIOTECHNOLOGY (1.7%)
Amgen, Inc.*                                                            17,450           1,126,746
Chiron Corp.*                                                            9,400             485,886
Medimmune, Inc.*                                                        17,000             561,170
                                                                                     -------------
           Total Biotechnology                                                           2,173,802
                                                                                     -------------
HEALTH CARE/DISTRIBUTORS (0.4%)
Cardinal Health, Inc.                                                    8,199             478,740
                                                                                     -------------
HEALTH CARE/EQUIPMENT (0.8%)
Medtronic, Inc.                                                         11,300             530,196
Zimmer Holdings, Inc.*                                                   8,450             465,595
                                                                                     -------------
           Total Health Care/Equipment                                                     995,791
                                                                                     -------------
HEALTH CARE/FACILITY (0.3%)
Universal Health Services, Inc.*                                         7,775             384,474
                                                                                     -------------
HEALTH CARE/SERVICES (1.0%)
Accredo Health, Inc.*                                                   10,200             285,498
Express Scripts, Inc.*                                                   7,350             449,453
Quest Diagnostics, Inc.*                                                10,200             618,528
                                                                                     -------------
           Total Health Care/Services                                                    1,353,479
                                                                                     -------------
PHARMACEUTICALS (4.9%)
Biovail Corp.*                                                           9,000             334,350
Eli Lilly & Co.                                                         16,500             980,100
Forest Laboratories, Inc.*                                              18,325             942,821
Johnson & Johnson                                                       19,825             981,734
Merck & Co.                                                              6,325             320,172
Pfizer, Inc.                                                            49,600           1,506,848
Teva Pharmaceutical Industries Ltd.                                      5,500          $  314,325
Wyeth                                                                   18,325             844,783
                                                                                     -------------
           Total Pharmaceuticals                                                         6,225,133
                                                                                     -------------
           TOTAL HEALTH CARE                                                            11,611,419
                                                                                     -------------
INDUSTRIALS (7.0%)

AEROSPACE/DEFENSE (1.3%)
L-3 Communications
Holdings, Inc.*                                                          3,225             139,481
Lockheed Martin Corp.                                                    4,875             224,981
United Technologies Corp.                                               17,025           1,315,692
                                                                                     -------------
           Total Aerospace/Defense                                                       1,680,154
                                                                                     -------------
AIRLINES (0.4%)
Ryanair Holdings PLC-ADR*                                               13,000             526,500
                                                                                     -------------
BUILDING PRODUCTS (0.7%)
Masco Corp.                                                             34,750             850,680
                                                                                     -------------
ELECTRICAL COMPONENT (0.3%)
Emerson Electric Co.                                                     8,200             431,730
                                                                                     -------------
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                                                  14,300             987,701
General Electric Co.                                                    66,850           1,992,799
                                                                                     -------------
           Total Industrial Conglomerates                                                2,980,500
                                                                                     -------------
MACHINERY CONSTRUCTION/FARMING (0.5%)
PACCAR, Inc.                                                             8,200             612,458
                                                                                     -------------
MACHINERY INDUSTRIAL/SPECIALTY (0.7%)
Illinois Tool Works, Inc.                                               14,450             957,457
                                                                                     -------------
RAILROADS (0.6%)
Union Pacific Corp.                                                     12,500             727,125
                                                                                     -------------
SERVICES/OFFICE/SUPPLIES (0.2%)
Moore Wallace, Inc.*                                                    14,600             207,320
           Total Industrials                                                             8,973,924
                                                                                     -------------
INFORMATION TECHNOLOGY (11.5%)

APPLICATION SOFTWARE (1.2%)
Amdocs, Ltd.*                                                           24,550             461,540
SAP AG                                                                  19,350             588,434
Synopsys, Inc.*                                                         11,800             363,086
                                                                                     -------------
           Total Application Software                                                    1,413,060
                                                                                     -------------
COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems, Inc.*                                                    64,541           1,261,131
Nokia Corp.                                                             21,950             342,420
QLogic Corp.*                                                            6,900             324,369
                                                                                     -------------
           Total Communications Equipment                                                1,927,920
                                                                                     -------------
COMPUTER HARDWARE (0.8%)
Dell, Inc.*                                                             30,200           1,008,378
                                                                                     -------------
COMPUTER STORAGE/PERIPHERALS (0.3%)
EMC Corp.*                                                              29,800             376,374
                                                                                     -------------
SEMICONDUCTOR AND EQUIPMENT (0.6%)
KLA-Tencor Corp.*                                                        7,825             402,205
Novellus Systems, Inc.*                                                 13,000             438,750
                                                                                     -------------
           Total Semiconductor and Equipment                                               840,955
                                                                                     -------------


                                       20


SEMICONDUCTORS (2.6%)
Intel Corp.                                                             33,350          $  917,459
Marvell Technology Group, Ltd.*                                          8,425             318,044
Maxim Integrated Products, Inc.*                                        17,225             680,388
Taiwan Semiconductor Manufacturing Co. Ltd. ADR*                        75,535             818,044
Texas Instruments Inc.                                                  30,400             693,120
                                                                                     -------------
           Total Semiconductors                                                          3,427,055
                                                                                     -------------
SERVICES/DATA PROCESSING (1.3%)
Affiliated Computer Services, Inc.*                                     12,425             604,973
First Data Corp.                                                        15,275             610,389
SunGard Data Systems Inc.*                                              15,100             397,281
                                                                                     -------------
           Total Services/Data Processing                                                1,612,643
                                                                                     -------------
SYSTEMS SOFTWARE (3.2%)
Adobe Systems, Inc.                                                     10,875             426,953
BEA Systems, Inc.*                                                      30,100             362,705
Microsoft Corp.                                                        106,200           2,951,298
Oracle Corp.*                                                           31,700             355,674
                                                                                     -------------
           Total Systems Software                                                        4,096,630
                                                                                     -------------
           TOTAL INFORMATION TECHNOLOGY                                                 14,703,015
                                                                                     -------------
MATERIALS (1.4%)

CHEMICALS/DIVERSE (0.6%)
Dow Chemical Co.                                                        14,800             481,592
E. I. du Pont de Nemours and Co. 7,275 291,073
           Total Chemicals/Diverse                                                         772,665
                                                                                     -------------

DIVERSE METALS/MINING  (0.3%)
Inco Ltd.*                                                              12,650             351,038
                                                                                     -------------
FOREST PRODUCTS (0.3%)
Weyerhaeuser Co.                                                         5,900             344,855
                                                                                     -------------
INDUSTRIAL GASES (0.2%)
Air Products & Chemicals, Inc.                                           4,875             219,863
           Total Materials                                                               1,688,421
                                                                                     -------------
TELECOMMUNICATION SERVICES (1.9%)
INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
BellSouth Corp.                                                         22,100             523,328
CenturyTel, Inc.                                                        10,750             364,318
Verizon Communications, Inc.                                            20,241             656,618
           Total Integrated
                                                                                     -------------
           Telecommunication Services                                                    1,544,264
                                                                                     -------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
AT&T Wireless Services, Inc.*                                           60,800             497,344
Nextel Communications, Inc.*                                            17,350             341,622
           Total Wireless Telecommunication Services                                       838,966
                                                                                     -------------
           TOTAL TELECOMMUNICATION
           SERVICES                                                                      2,383,230
                                                                                     -------------

UTILITIES (1.0%)
                                                                                     -------------
ELECTRIC UTILITIES (0.6%)
Exelon Corp.                                                            11,650            $739,775
                                                                                     -------------

GAS UTILITIES (0.4%)
KeySpan Corp.                                                           14,350             503,398
Total Utilities                                                                          1,243,173
                                                                                     -------------
TOTAL COMMON STOCKS
(cost $69,678,919)                                                                     $77,029,091
                                                                                     -------------

SHORT-TERM INVESTMENTS (0.2%)                                 PRINCIPAL AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.1%)
American Express
 0.900% 10-01-2003                                                     180,000            $180,000
                                                                                     -------------
VARIABLE-RATE DEMAND NOTES** (0.1%)
American Family Financial Services
 0.741% 12-31-2031                                                     108,282             108,282
                                                                                     -------------
Wisconsin Corp. Central Credit Union
 0.790% 12-31-2031                                                      12,331              12,331
                                                                                     -------------

TOTAL VARIABLE-RATE DEMAND NOTES                                                           120,613
                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $300,612)                                                                           $300,613
                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES (99.9%)
(COST $118,466,595)                                                                   $128,119,624
                                                                                     -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                              $191,679
                                                                                     -------------
NET ASSETS (100.0%)                                                                   $128,311,303
                                                                                     =============
  * Non-income producing security.
 ** The variable-rate securities are subject to a demand -feature, which reduces the remaining maturity.




                                       21

                      INTERMEDIATE FIXED INCOME PORTFOLIO

SEPTEMBER 30, 2003 (UNAUDITED)

LONG-TERM DEBT SECURITIES (96.7%)                             PRINCIPAL AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (59.4%)

FINANCIALS (9.0%)

BANKS (5.0%)
Bank of America Corp.
  3.250% 08-15-2008                                                    900,000          $  898,285
Bank One Corp.
  6.000% 08-01-2008                                                    500,000             558,039
US Bancorp
  2.750% 03-30-2006                                                    850,000             864,537
                                                                                     -------------
           Total Banks                                                                   2,320,861
                                                                                     -------------
INSURANCE (4.0%)
Chubb Corp.
  6.150% 08-15-2005                                                  1,750,000           1,885,797
                                                                                     -------------
           Total Financials                                                              4,206,658
                                                                                     -------------
FINANCE (40.1%)

DIVERSIFIED FINANCIAL SERVICES (18.2%)
American Express Credit Corp.
  3.000% 05-16-2008                                                  1,850,000           1,830,797
Citigroup, Inc.
  5.625% 08-27-2012                                                  1,000,000           1,075,324
Commercial Credit TRV
  6.500% 06-01-2005                                                    700,000             755,621
Countrywide Home Loans
  5.500% 08-01-2006                                                  1,626,000           1,753,083
General Electric Capital Corp.
  5.375% 03-15-2007                                                  1,600,000           1,740,064
Household Finance Corp.
  6.500% 01-24-2006                                                  1,272,000           1,396,484
                                                                                     -------------
           Total Diversified Financial Services                                          8,551,373
                                                                                     -------------
INSURANCE (5.9%)
AFLAC, Inc.
  6.500% 04-15-2009                                                    750,000          $  855,575
MGIC Investment Corp.
  6.000% 03-15-2007                                                    225,000             243,068
Reliastar Financial Corp.
  6.500% 11-15-2008                                                  1,500,000           1,679,334
                                                                                     -------------
           Total Insurance                                                               2,777,977
                                                                                     -------------

INVESTMENT BANKING/BROKERAGE (12.0%)
Goldman Sachs Group, Inc.
  6.650% 05-15-2009                                                  1,700,000           1,958,162
Merrill Lynch & Co., Inc.
  6.150% 01-26-2006                                                  1,525,000           1,668,535
Morgan Stanley Dean Witter & Co.
  7.750% 06-15-2005                                                    500,000             549,680
  6.100% 04-15-2006                                                  1,300,000           1,420,796
                                                                                     -------------
           Total Investment Banking/Brokerage                                            5,597,173
                                                                                     -------------

LEASING COMPANIES (4.0%)
International Lease Finance Corp.
  4.750% 02-15-2008                                                  1,800,000           1,892,732
                                                                                     -------------
           Total Finance                                                                18,819,255
                                                                                     -------------
INDUSTRIALS (10.3%)

AUTOMOBILES (9.2%)
Caterpillar Finance Service Corp.
  2.500% 10-03-2006                                                    500,000             501,580
Ford Motor Credit Co.
  6.875% 02-01-2006                                                  1,750,000           1,862,667
GMAC
  6.500% 12-06-2004                                                    700,000             722,812
  7.500% 07-15-2005                                                  1,000,000           1,075,865
  6.750% 01-15-2006                                                    150,000             160,512
                                                                                     -------------
           Total Automobiles                                                             4,323,436
                                                                                     -------------
SERVICES/DATA PROCESSING (1.1%)
First Data Corp.
  3.375% 08-01-2003                                                    500,000             503,693
                                                                                     -------------
           Total Industrials                                                             4,827,129
                                                                                     -------------


                                       22

TOTAL CORPORATE BONDS
(COST $26,902,509)                                                                     $27,853,042
                                                                                     -------------
U.S. GOVERNMENT AGENCY (17.3%)
Federal Home Loan Bank
 4.875% 02-15-2007                                                   1,000,000         $ 1,077,052
 5.750% 05-15-2008                                                   1,500,000           1,673,330
 6.125% 03-15-2012                                                   1,000,000           1,137,810
                                                                                     -------------
                                                                                         3,888,192
                                                                                     -------------
Federal National Mortgage Association
 5.000% 01-15-2007                                                   1,000,000           1,083,380
 6.250% 02-01-2011                                                     250,000             281,366
 5.375% 11-15-2011                                                   1,500,000           1,631,577
                                                                                     -------------
                                                                                         2,996,323
                                                                                     -------------
FHLMC
 4.260% 07-19-2007                                                   1,000,000           1,058,477
 5.750% 03-15-2009                                                     150,000             167,882
                                                                                     -------------
                                                                                         1,226,359
                                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY
(COST $7,900,981)                                                                      $ 8,110,874
                                                                                     -------------
U.S. TREASURY NOTES (20.0%)
 5.750% 11-15-2005                                                   1,500,000           1,632,423
 6.625% 05-15-2007                                                   2,000,000           2,303,986
 6.125% 08-15-2007                                                   2,400,000           2,734,502
 5.625% 05-15-2008                                                   1,000,000           1,128,008
 6.000% 08-15-2009                                                   1,350,000           1,560,253
                                                                                     -------------
TOTAL U.S. TREASURY NOTES
(COST $8,644,362)                                                                      $ 9,359,172
                                                                                     -------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $43,447,852)                                                                     $45,323,088
                                                                                     -------------


SHORT-TERM INVESTMENTS (3.4%)                                 PRINCIPAL AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  (3.2%)
American Express
 0.900% 10-01-2003                                                   1,490,000          $1,490,000
                                                                                     -------------
VARIABLE-RATE DEMAND NOTES* (0.2%)
American Family Demand Note
 0.741% 12-31-2031                                                       8,483               8,483
Wisconsin Corp. Central Credit Union
 0.790% 12-31-2031                                                     101,347             101,347

TOTAL VARIABLE-RATE DEMAND NOTES                                                           109,830
                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,599,830)                                          $1,599,830
                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES (100.1%)
(cost $45,047,682)                                                                     $46,922,918
                                                                                     -------------
OTHER ASSETS LESS LIABILITIES (-0.1%)($41,271)

NET ASSETS (100.0%)                                                                    $46,881,647
                                                                                      ============
 * The variable-rate securities are subject to a demand -feature, which reduces the remaining maturity.




                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 2003 (UNAUDITED)


                                         SMALL/MID                           GROWTH                         INTERMEDIATE
                                        CAP EQUITY       CORE EQUITY         EQUITY          BALANCED       FIXED INCOME
                                         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                       ---------------------------------------------------------------------------------

ASSETS
Investments in securities,
at cost (Note 2)                       $ 242,808,827    $ 399,710,497    $   4,992,602    $ 118,466,595    $  45,047,682
                                       =================================================================================
Investments in securities,
at value (Note 2)                      $ 276,071,532    $ 448,942,664    $   5,641,962    $ 128,119,624    $  46,922,918
Cash                                            --             30,576             --              5,040             --
Receivables
  Investment securities sold               2,274,371        2,615,882           42,167          414,110             --
  Dividends and interest                      93,798          278,563            1,311          751,618          569,119
  Fund shares sold                           413,846          242,932            2,289           47,648           42,236
  Due from Investment
    Advisor (Note 3)                            --               --              1,759             --               --
Prepaid expenses                              12,285           23,748            9,737           14,356           13,073
                                       ---------------------------------------------------------------------------------
          Total assets                   278,865,832      452,134,365        5,699,225      129,352,396       47,547,346

LIABILITIES
Cash overdraft                                  --               --               --               --                 65
Payables
  Investment securities purchased          5,194,258          694,698           22,064          499,010          499,010
  Distributions to shareholders                 --               --               --            376,638          143,603
  Due to Investment Advisor (Note 3)         195,221          287,957             --             80,427            1,255
  Due under Distribution Plan --
    Original Shares (Note 3)                  43,933           72,673            1,200           24,825            3,819
Accrued expenses                              72,781          134,780            7,273           47,590            9,810
Deferred Trustees
  Compensation (Note 5)                       37,826           63,011            4,476           12,603            8,137
                                       ---------------------------------------------------------------------------------
          Total liabilities                5,544,019        1,253,119           35,013        1,041,093          665,699
                                       ---------------------------------------------------------------------------------
Net assets                             $ 273,321,813    $ 450,881,246    $   5,664,212    $ 128,311,303    $  46,881,647
                                       =================================================================================

COMPONENTS OF
NET ASSETS
  Paid-in capital                      $ 250,160,630    $ 488,639,682    $  10,242,143    $ 127,005,249    $  44,204,944
  Accumulated undistributed
   net investment income (loss)             (818,604)         895,565          (22,305)           1,658            4,485
  Accumulated undistributed net
   realized gain (loss) on
   investments                            (9,282,918)     (87,886,168)      (5,204,986)      (8,348,633)         796,982
  Net unrealized appreciation
  (depreciation) on investments           33,262,705       49,232,167          649,360        9,653,029        1,875,236
                                       ---------------------------------------------------------------------------------
  Net assets                           $ 273,321,813    $ 450,881,246    $   5,664,212    $ 128,311,303    $  46,881,647
                                       =================================================================================

ORIGINAL SHARES
  Net assets applicable to
   shares outstanding                  $ 208,999,266    $ 341,791,049    $   5,664,212    $ 119,446,585    $  46,881,647
  Shares outstanding                       9,394,823       17,292,156          424,032        7,773,091        3,545,762
NET ASSET VALUE, OFFERING
  AND REDEMPTION
  PRICE PER SHARE                      $       22.25    $       19.77    $       13.36    $       15.37    $       13.22
                                       =================================================================================

INSTITUTIONAL SHARES
  Net assets applicable to
   shares outstanding                  $  64,322,547    $ 109,090,197             --      $   8,864,718             --
  Shares outstanding                       2,881,960        5,500,043             --            574,235             --
NET ASSET VALUE, OFFERING
  AND REDEMPTION
  PRICE PER SHARE                      $       22.32    $       19.83             --      $       15.44             --
                                       =================================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2003 (UNAUDITED)


                                        SMALL/MID                        GROWTH                       INTERMEDIATE
                                       CAP EQUITY      CORE EQUITY       EQUITY         BALANCED      FIXED INCOME
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                      ----------------------------------------------------------------------------
INVESTMENT INCOME

INCOME
  Dividends                           $    658,151    $  2,818,361   $     12,899    $    460,468    $       --
  Interest                                  24,127          14,541            356       1,066,683         932,982
                                      ----------------------------------------------------------------------------
          Total income                     682,278       2,832,902         13,255       1,527,151         932,982
                                      ----------------------------------------------------------------------------
EXPENSES
  Investment advisory fees (Note 3)      1,023,419       1,739,644         20,285         438,299         114,088
  Distribution fees -
   Original shares (Note 3)                229,172         442,200          6,762         146,379          22,829
  Administration fees (Note 3)              81,205         114,709          6,017          56,376          22,829
  Custodian fees                            41,307          60,184          6,817          21,063           7,622
  Fund accounting fees                      31,679          56,050          2,106          21,054           8,169
  Reports to shareholders                   15,418          25,475          2,084           3,789           2,791
  Transfer agent fees                       17,047          22,575          6,017          12,534           7,922
  Registration expense                      21,069          21,573           8,280         15,574          12,842
  Audit fees                                15,551          25,212           5,013         11,745           9,108
  Trustee fees                              12,551          20,918          1,541           4,184           2,441
  Legal fees                                 4,348           9,569             102          2,613             915
  Miscellaneous expense                      8,116          22,259            264           5,135           1,212
                                      ----------------------------------------------------------------------------
          Total expenses                 1,500,882       2,560,368         65,288         738,745         212,768
          Less: fees waived and
          expenses absorbed
          (Note 3)                            --              --          (33,103)         (3,794)        (87,208)
                                      ----------------------------------------------------------------------------
          Net expenses                   1,500,882       2,560,368         32,185         734,951         125,560
                                      ----------------------------------------------------------------------------
NET INVESTMENT
  INCOME (LOSS)                           (818,604)        272,534        (18,930)        792,200         807,422
                                      ----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS)ON INVESTMENTS
Net realized gain on investments        15,528,539      10,424,101        146,837       2,128,808         252,917
Net change in unrealized
  appreciation on investments           42,972,209      64,776,458        874,444      10,145,599         103,375
                                      ----------------------------------------------------------------------------
Net gain on investments                 58,500,748      75,200,559      1,021,281      12,274,407         356,292
                                      ----------------------------------------------------------------------------
  net increase in net assets
  resulting from operations           $ 57,682,144    $ 75,473,093   $  1,002,351    $ 13,066,607    $  1,163,714
                                      ============================================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                      STATEMENTS OF CHANGES IN NET ASSETS


RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                      SMALL/MID CAP EQUITY PORTFOLIO        CORE EQUITY PORTFOLIO
                                    -------------------------------------------------------------------
                                       SIX MONTHS       FISCAL YEAR     SIX MONTHS       FISCAL YEAR
                                         ENDING           ENDING           ENDING           ENDING
                                     SEPT. 30, 2003   MAR. 31, 2003    SEPT. 30, 2003    MAR. 31, 2003
                                        UNAUDITED                         UNAUDITED
                                    -------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS

OPERATIONS
  Net investment income (loss)      ($    818,604)   ($  1,117,670)   $     272,534    $     629,462
  Net realized gain (loss)
   on investments                      15,528,539      (18,671,784)      10,424,101      (55,492,305)
  Net change in unrealized
   appreciation (depreciation)
   on investments                      42,972,209      (40,675,346)      64,776,458     (119,125,087)
                                    -------------------------------------------------------------------
  Increase (decrease) in
   net assets resulting
   from operations                     57,682,144      (60,464,800)      75,473,093     (173,987,930)
                                    -------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Original shares                          --               --               --               --
    Institutional shares                     --               --               --               --
  From net realized gain on
   investments sold
    Original shares                          --               --               --               --
    Institutional shares                     --               --               --               --
                                    -------------------------------------------------------------------
  Decrease in net assets from
   distributions                             --               --               --               --
                                    -------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
    Original shares                    70,661,123       84,620,956       34,157,383      103,180,650
    Institutional shares                9,417,741       60,995,491       10,054,732      124,565,638
  Proceeds from shares reinvested
    Original shares                          --               --               --               --
    Institutional shares                     --               --               --               --
  Cost of shares redeemed
     Original shares                  (51,675,021)    (183,867,503)     (79,569,487)    (335,564,241)
     Institutional shares              (4,184,859)      (9,732,359)     (12,564,393)     (13,149,311)
                                    -------------------------------------------------------------------
     Net increase (decrease) from
     capital share transactions        24,218,984      (47,983,415)     (47,921,765)    (120,967,264)
                                    -------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                        81,901,128     (108,448,215)      27,551,328     (294,955,194)
NET ASSETS
Beginning of period                   191,420,685      299,868,900      423,329,918      718,285,112
                                    -------------------------------------------------------------------
End of period                       $ 273,321,813    $ 191,420,685    $ 450,881,246    $ 423,329,918
                                    ===================================================================
ORIGINAL SHARES
Shares sold                             3,390,439        4,495,823        1,783,474        5,638,857
Shares issued on
  reinvestment of
  distributions                              --               --               --               --
Shares redeemed                        (2,515,448)      (9,459,227)      (4,136,261)     (18,126,771)
                                    -------------------------------------------------------------------
  Net increase (decrease)
   in shares outstanding                  874,991       (4,963,404)      (2,352,787)     (12,487,914)
                                    ===================================================================
INSTITUTIONAL SHARES
Shares sold                               458,354        3,166,795          536,360        6,349,093
Shares issued on
  reinvestment of
  distributions                              --               --               --               --
Shares redeemed                          (201,205         (541,984)        (639,404)        (746,006)
                                    -------------------------------------------------------------------
  Net increase (decrease)
  in shares outstanding                   257,149        2,624,811         (103,044)       5,603,087
                                    ===================================================================






                                                                             INTERMEDIATE FIXED
         GROWTH EQUITY PORTFOLIO             BALANCED PORTFOLIO               INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------
      SIX MONTHS        FISCAL YEAR     SIX MONTHS      FISCAL YEAR       SIX MONTHS     FISCAL YEAR
        ENDING            ENDING          ENDING           ENDING           ENDING          ENDING
    SEPT. 30, 2003    MAR. 31, 2003   SEPT. 30, 2003    MAR. 31, 2003   SEPT. 30, 2003    MAR. 31,2003
       UNAUDITED                        UNAUDITED                          UNAUDITED
-------------------------------------------------------------------------------------------------------


    $     (18,930)   $     (30,063)   $     792,200    $   2,163,786    $     807,422     $   1,543,921
          146,837         (986,802)       2,128,808       (4,917,916)         252,917           634,993
          874,444         (462,386)      10,145,599      (12,374,827)         103,375         1,567,093
-------------------------------------------------------------------------------------------------------

        1,002,351       (1,479,251)      13,066,607      (15,128,957)       1,163,714         3,746,007
-------------------------------------------------------------------------------------------------------

             --               --           (724,714)      (2,058,168)        (803,077)       (1,557,567)
             --               --            (61,365)        (115,453)            --                --

             --               --               --               --               --            (240,534)
             --               --               --               --               --                --
-------------------------------------------------------------------------------------------------------

             --               --           (786,079)      (2,173,621)        (803,077)       (1,798,101)
 -------------------------------------------------------------------------------------------------------

          568,402          858,640       17,503,477       20,497,072       12,668,087        21,418,610
             --               --            733,924        8,046,134             --                --
             --               --            835,386        2,144,728          762,170         1,736,494
             --               --             66,157           79,537             --                --

         (538,015)      (1,134,699)     (14,681,531)     (57,076,281)      (8,414,668)      (17,428,423)
             --               --           (103,100)        (119,600)            --                --
-------------------------------------------------------------------------------------------------------

           30,387         (276,059)       4,354,313      (26,428,410)       5,015,589         5,726,681
-------------------------------------------------------------------------------------------------------
        1,032,738       (1,755,310)      16,634,841      (43,730,988)       5,376,226         7,674,587

        4,631,474        6,386,784      111,676,462      155,407,450       41,505,421        33,830,834
-------------------------------------------------------------------------------------------------------
    $   5,664,212    $   4,631,474    $ 128,311,303    $ 111,676,462    $  46,881,647     $  41,505,421
=======================================================================================================

           47,501           75,661        1,156,110        1,419,500          960,026         1,652,526
             --               --             57,964          146,743           57,902           134,992
          (45,208)         (97,192)        (964,541)      (3,856,916)        (638,048)       (1,347,704)
-------------------------------------------------------------------------------------------------------

            2,293          (21,531)         249,533       (2,290,673)         379,880           439,814
=======================================================================================================

             --               --             47,005          532,469             --                --
             --               --              4,561            5,656             --                --
             --               --             (7,061)          (8,395)            --                --
-------------------------------------------------------------------------------------------------------

             --               --             44,505          529,730             --                --
=======================================================================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years (and since inception for the Growth Equity Portfolio). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                             SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARE
                               --------------------------------------------------------------------------

                                Six months                    Fiscal year ending March 31,
                                  ending       ----------------------------------------------------------
                               Sept. 30, 2003      2003       2002         2001        2000        1999
                                  Unaudited
                               --------------------------------------------------------------------------
Net asset value,
  beginning of period            $    17.17    $    22.24  $    20.75  $    28.80  $    19.81  $    24.92
Income from investment
  operations
  Net investment income (loss)        (0.08)        (0.12)      (0.10)      (0.07)      (0.06)      (0.01)
  Net realized and unrealized
  gain (loss) on investments           5.16         (4.95)       2.61       (4.10)       9.05       (4.24)
                                 ------------------------------------------------------------------------
    Total from investment
    operations                         5.08         (5.07)       2.51       (4.17)       8.99       (4.25)
                                 ------------------------------------------------------------------------
Less distributions
  From net investment income        --            --          --          --          --            (0.01)
  From net realized gain            --            --            (1.02)      (3.88)    --            (0.85)(1)
                                 ------------------------------------------------------------------------
    Total distributions             --            --            (1.02)      (3.88)    --            (0.86)
                                 ------------------------------------------------------------------------
Net asset value, end of period   $    22.25    $    17.17  $    22.24  $    20.75  $    28.80  $    19.81
                                 ========================================================================

Total return                          29.59%+      (22.80%)     12.32%     (15.83%)     45.38%     (17.18%)
                                 ========================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets,
  end of period
  (millions)                     $   209.0     $   146.3   $   299.9   $   338.1   $   468.2   $   430.0
                                 ========================================================================

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS
  Before fees waived and
  expenses absorbed                    1.31%++       1.32%       1.26%       1.24%       1.25%       1.25%
  After fees waived and
  expenses absorbed                    n/a           n/a         n/a         n/a         n/a         n/a
                                 ========================================================================

RATIO OF NET INVESTMENT
  INCOME (LOSS) TO AVERAGE
  NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES ABSORBED        (0.74%)++     (0.55%)     (0.42%)     (0.26%)     (0.24%)     (0.04%)
                                 ========================================================================

Portfolio turnover rate               63.02%+      140.57%     162.74%     166.24%     199.04%     143.70%
                                 ========================================================================

+ NOT ANNUALIZED.
+ ANNUALIZED
+
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.17 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS, CONTINUED






RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  CORE EQUITY PORTFOLIO - ORIGINAL SHARE
                                  ----------------------------------------------------------------------------
                                    Six months                    Fiscal year ending March 31,
                                      ending      ------------------------------------------------------------
                                  Sept. 30, 2003      2003       2002         2001        2000         1999
                                     Unaudited
                                  ----------------------------------------------------------------------------
Net asset value,
  beginning of period               $    16.76    $    22.35  $    22.54  $    31.56  $      25.34  $    24.67
Income from investment operations
  Net investment income (loss)            0.03          0.02       (0.01)      (0.03)        (0.03)       0.05
  Net realized and unrealized
   gain (loss) on investments             2.98         (5.61)       0.05       (6.50)         7.93        1.95
                                  ----------------------------------------------------------------------------
     Total from investment
     operations                           3.01         (5.59)       0.04       (6.53)         7.90        2.00
                                  ----------------------------------------------------------------------------
Less distributions
  From net investment income           --            --          --          --            --            (0.07)
  From net realized gain               --            --            (0.23)      (2.49)        (1.68)      (1.26)(1)
                                  ----------------------------------------------------------------------------
    Total distributions                --            --            (0.23)      (2.49)        (1.68)      (1.33)
                                  ----------------------------------------------------------------------------

Net asset value, end of period      $    19.77    $    16.76  $    22.35  $    22.54  $      31.56  $    25.34
                                  ============================================================================
Total return                             17.96%+      (25.01%)      0.22%     (21.72%)       32.06%       8.64%
                                  ============================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (millions)                        $    341.8     $   329.2   $   718.3   $   771.5   $   1,006.0   $   910.6
                                  ============================================================================
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
  Before fees waived and
  expenses absorbed                       1.16%++       1.15%       1.12%       1.11%         1.11%       1.13%
  After fees waived and
   expenses absorbed                        n/a          n/a         n/a         n/a         n/a           n/a
                                  ============================================================================
RATIO OF NET INVESTMENT
  INCOME (LOSS) TO AVERAGE
  NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES ABSORBED            0.06%++       0.08%      (0.03%)     (0.13%)       (0.12%)      0.23%
                                  ============================================================================
Portfolio turnover rate                  39.75%+       84.73%      79.92%      81.48%        82.98%     132.91%
                                  ============================================================================




RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        GROWTH EQUITY PORTFOLIO
                                     --------------------------------------------------------
                                                                             June 15, 2000
                                         Six months            Fiscal year    (inception)
                                          ending            ending  March 31    through
                                     September 30, 2003    2003         2002  March 31, 2001
                                          Unaudited
                                     --------------------------------------------------------
Net asset value,
beginning of period                       $   10.98    $    14.41  $    14.43  $    25.00
Income from investment
  operations
  Net investment income (loss)                (0.04)        (0.07)      (0.12)      (0.04)
  Net realized and unrealized
  gain (loss) on investments                   2.42         (3.36)       0.10      (10.53)
                                     --------------------------------------------------------
    Total from investment
    operations                                 2.38         (3.43)      (0.02)     (10.57)
                                     --------------------------------------------------------
Less distributions
    From net investment income              --            --          --          --
    From net realized gain                  --            --          --          --
                                     --------------------------------------------------------
      Total distributions                   --            --          --          --
                                     --------------------------------------------------------
Net asset value,
  end of period                           $   13.36    $    10.98  $    14.41  $    14.43
                                     ========================================================

Total return                                  21.68%+      (23.80%)     (0.14%)    (42.28%)
                                     ========================================================
Ratios/supplemental data
Net assets, end of period
  (millions)                              $    5.7     $     4.6   $     6.4   $     6.8
                                     ========================================================
Ratio of expenses to average net assets
  Before fees waived and
  expenses absorbed                            2.41%++       2.57%       2.14%       2.38%
  After fees waived and
  expenses absorbed                            1.19%++       1.19%       1.19%       1.19%
                                     ========================================================
Ratio of net investment income (loss)
to average net assets, after
fees waived and expenses absorbed             (0.70%)++     (0.60%)     (0.72%)     (0.52%)
                                     ========================================================
Portfolio turnover rate                       67.03%+      124.82%     161.95%     122.37%
                                     ========================================================


+ NOT ANNUALIZED.
+ ANNUALIZED
+
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.17 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS, CONTINUED




RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                            BALANCED PORTFOLIO - ORIGINAL SHARE
                                           --------------------------------------------------------------------------
                                             Six months
                                               ending                         Fiscal year ending March 31,
                                           Sept. 30, 2003      2003        2002        2001        2000        1999
                                              Unaudited
                                           --------------------------------------------------------------------------

Net asset value, beginning of period         $    13.86    $    15.83  $    15.90  $    18.80  $    16.70  $    16.78
Income from investment operations
           Net investment income (loss)            0.09          0.26        0.25        0.30        0.28        0.28
           Net realized and unrealized
           gain (loss) on investments              1.51         (1.97)       0.02       (2.38)       2.90        0.85
                                           --------------------------------------------------------------------------
                     Total from investment
                     operations                    1.60         (1.71)       0.27       (2.08)       3.18        1.13
                                           --------------------------------------------------------------------------
Less distributions
           From net investment income             (0.09)        (0.26)      (0.25)      (0.30)      (0.28)      (0.28)
           From net realized gain               --            --            (0.09)      (0.52)      (0.80)      (0.93)(1)
                                           --------------------------------------------------------------------------
                     Total distributions          (0.09)        (0.26)      (0.34)      (0.82)      (1.08)      (1.21)
                                           --------------------------------------------------------------------------
Net asset value, end of period               $    15.37    $    13.86  $    15.83  $    15.90  $    18.80  $    16.70
                                           ==========================================================================

Total return                                      11.57%+      (10.80%)      1.69%     (11.38%)     19.59%       7.22%
                                           ==========================================================================
Ratios/supplemental data
Net assets, end of period(millions)          $   119.4     $   104.3   $   155.4   $   118.9   $   128.6   $    96.8
                                           ==========================================================================
Ratio of expenses to average net assets
           Before fees waived and
           expenses absorbed                       1.20%++       1.21%       1.14%       1.15%       1.21%       1.22%
           After fees waived and
           expenses absorbed                       1.19%++       1.19%       1.19%       1.19%       1.19%       1.19%
                                           ==========================================================================
Ratio of net investment income (loss)
  to average net assets, after
  fees waived and expenses absorbed                1.25%++       1.76%       1.56%       1.68%       1.63%       1.78%
                                           ==========================================================================
Portfolio turnover rate                           37.30%+       73.62%      71.51%      57.52%      67.55%     108.28%
                                           ==========================================================================



RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            INTERMEDIATE FIXED INCOME PORTFOLIO
                                          -----------------------------------------------------------------------
                                            Six months
                                              ending                         Fiscal year ending March 31,
                                          Sept. 30, 2003      2003       2002       2001      2000       1999
                                             Unaudited
                                          -----------------------------------------------------------------------
Net asset value, beginning of period         $   13.11    $   12.41  $   12.48  $   11.83  $   12.24  $   12.45
Income from investment operations
           Net investment income (loss)           0.22         0.54       0.58       0.66       0.63       0.68
           Net realized and unrealized
           gain (loss) on investments             0.12         0.79      (0.05)      0.65      (0.41)      0.11
                                          -----------------------------------------------------------------------
                     Total from investment
                     operations                   0.34         1.33       0.53       1.31       0.22       0.79
                                          -----------------------------------------------------------------------
Less distributions
           From net investment income            (0.23)       (0.54)     (0.58)     (0.66)     (0.63)     (0.68)
           From net realized gain              --             (0.09)     (0.02)   --         --           (0.32)(2)
                                          -----------------------------------------------------------------------
                     Total distributions         (0.23)       (0.63)     (0.60)     (0.66)     (0.63)     (1.00)
                                          -----------------------------------------------------------------------
Net asset value, end of period               $   13.22    $   13.11  $   12.41  $   12.48  $   11.83  $   12.24
                                          =======================================================================

Total return                                      2.61%+      10.90%      4.29%     11.43%      1.90%      6.49%
                                          =======================================================================
Ratios/supplemental data
Net assets, end of period(millions)          $    46.9     $   41.5   $   33.8   $   28.8   $   23.8   $   20.4
                                          =======================================================================
Ratio of expenses to average net assets
           Before fees waived and
           expenses absorbed                      0.93%++      0.83%      0.84%      0.90%      0.94%      1.04%
           After fees waived and
           expenses absorbed                      0.55%++      0.55%      0.55%      0.55%      0.55%      0.55%
                                          -----------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets, after fees
  waived and expenses absorbed                    3.54%++      4.20%      4.64%      5.48%      5.31%      5.39%
                                          =======================================================================
Portfolio turnover rate                          16.17%+      49.39%     26.27%      5.05%      8.18%     54.59%
                                          =======================================================================




+ NOT ANNUALIZED.
+ ANNUALIZED
+
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.17 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).
(2) OF THIS AMOUNT, THE FUND DESIGNATED $0.24 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the

                                                       Institutional Shares
                                ---------------------------------------------------------------------------------
                                        Small/Mid
                                   Cap Equity Portfolio       Core Equity  Portfolio      Balanced Portfolio
                                Six months   May 2, 2002(+) Six months  May 2, 2002(+) Six months May 2, 2002(+)
                                  ending        through       ending       through     ending       through
                                 Sept. 30,      Mar. 31,     Sept. 30,     Mar. 31,   Sept. 30,      Mar. 31,
                                   2003          2003          2003          2003        2003         2003
                                 Unaudited                   Unaudited                 Unaudited
                                ---------------------------------------------------------------------------------

Net asset value,
        beginning of period      $   17.20    $    22.22    $    16.80    $   21.42    $   13.93    $   15.55
Income from
investment operations
Net investment income (loss)         (0.01)        (0.03)        (0.05)        0.05         0.13         0.23
Net realized and unrealized
gain (loss) on investments            5.13         (4.99)         3.08        (4.67)        1.49        (1.62)
                                ---------------------------------------------------------------------------------
Total from investment
operations                            5.12         (5.02)         3.03        (4.62)        1.62        (1.39)
                                ---------------------------------------------------------------------------------
Less distributions
From net investment income         --            --            --           --             (0.11)       (0.23)
From net realized gain             --            --            --           --           --           --
                                ---------------------------------------------------------------------------------
Total distributions                --            --            --           --             (0.11)       (0.23)
                                ---------------------------------------------------------------------------------
Net asset value,                 $   22.32    $    17.20    $    19.83    $   16.80    $   15.44    $   13.93
                                =================================================================================
end of period
        Total return                 29.77%+      (22.59%)+      18.04%+     (21.57%)+     11.65%+      (8.91%)+
                                =================================================================================
Ratios/supplemental data
Net assets, end of period
(millions)                       $   64.3     $    45.2     $   109.1     $   94.1     $    8.9     $    7.4
                                =================================================================================
Ratio of expenses to
average net assets
Before fees waived and
 expenses absorbed                    1.06%++       1.07%++       0.91%++      0.90%++      0.95%++      0.96%++
After fees waived and
expenses absorbed                     n/a          n/a           n/a           n/a          0.94%++      0.94%++
                                =================================================================================
Ratio of net investment
income (loss) to average
net assets, after fees  waived
and expenses absorbed                (0.49%)++     (0.32%)++      0.31%++      0.38%++      1.50%++      2.02%++
                                =================================================================================
Portfolio turnover rate              63.02%+      140.57%+       39.75%+      84.73%+      37.30%+      73.62%+
                                =================================================================================




(+) INCEPTION DATE.
+   NOT ANNUALIZED.
++  ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
September 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION
     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

     Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares, one class being referred to as Original Shares and one class being referred to as Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2. SIGNIFICANT -ACCOUNTING POLICIES
     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the Nasdaq Stock Market, Inc. will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ending September 30, 2003.

     B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date.

     C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     Capital loss carryforwards available for federal income tax purposes as of March 31, 2003, were as follows:

Fund                         Amount               Expiration Date
---------------          -------------            ---------------
Small/Mid
Cap Equity               ($22,506,611)                 2010-2012*
Core Equity               (91,077,722)                 2010-2012
Growth Equity              (5,206,689)                 2009-2012
Balanced                   (9,296,597)                 2010-2012

* Includes post-October loss

D) Organization Costs. In accordance with Statement of Position 98-5, Reporting on the Costs of Start-Up Activities, organization costs for the Growth Equity Portfolio, which commenced operations on June 15, 2000, were expensed as incurred.

     E) Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc.(r), (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio                                   0.85%
Core Equity Portfolio                                            0.75%
Growth Equity Portfolio                                          0.75%
Balanced Portfolio                                               0.70%
Intermediate Fixed Income Portfolio                              0.50%

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets. Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Small/Mid Cap Equity Portfolio                                   1.23%
Core Equity Portfolio                                            1.04%
Growth Equity Portfolio                                          0.94%
Balanced Portfolio                                               0.94%
Intermediate Fixed Income Portfolio                              0.45%

     Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement. These percentages are based on the average daily net assets of the Funds, and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions and extraordinary expenses. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for Growth Equity Portfolio, will be limited to three years from the year of the reimbursement, and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

     At September 30, 2003, the amounts available for recoupment that have been paid and/or waived by the Advisor on the behalf of the Funds are as follows:

Balanced Portfolio                                              $26,078
Growth Equity Portfolio                                        $212,531
Intermediate Fixed Income Portfolio                            $361,035

At September 30, 2003, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

                                           Intermediate
             Balanced     Growth Equity    Fixed Income
             Portfolio     Portfolio         Portfolio

2004                -            -            $81,686
2005                -        $65,612          $88,043
2006           $22,284      $113,816         $104,098
2007            $3,784       $33,103          $87,208

     B) Distribution Plan. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio and the Balanced Portfolio do not pay any distribution fees.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     Quasar Distributors, LLC (the "Distributor"), acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (the "Administrator"). For the six months ending September 30, 2003, the Small/ Mid Cap Equity, Core Equity, Balanced and Growth Portfolios paid brokerage commissions of $18,898, $9,476, $1,779 and $110, respectively, to an affiliate of the Distributor.

     C) Administrative Services Agreement. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of an annual minimum ($40,000 for Original Shares and $3,333 for the Institutional Shares) or the annual rate of: 0.10% of first $100 million of average daily net assets; 0.05% of next $100 million of average daily net assets; 0.03% of average net assets over $200 million.

     The Growth Equity Portfolio will pay an annual minimum fee of $12,000, and there is no minimum fee for the Intermediate Fixed Income Portfolio.

NOTE 4. INVESTMENT TRANSACTIONS
     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ending

September 30, 2003, were as follows:

Fund                             Purchases              Sales
Small/Mid Cap Equity           $165,726,793         $147,566,406
Core Equity                     180,082,492          224,216,935
Growth Equity                     3,617,507            3,548,523
Balanced                         53,306,790           45,484,148
Intermediate Fixed Income        14,437,792            7,038,922

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $9,945,769 and $5,059,932 and sold $3,101,229 and $3,516,115, respectively, of
U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.


AS OF SEPTEMBER 30, 2003, THE TAX BASIS OF THE FUND'S INVESTMENTS AS FOLLOWS:

                                         SMALL/MID CAP       CORE         GROWTH                     INTERMEDIATE
                                            EQUITY          EQUITY        EQUITY      BALANCED       FIXED INCOME
-----------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes     $242,808,827    $399,710,497   $4,992,602    $118,466,595    $45,047,682
-----------------------------------------------------------------------------------------------------------------
Gross tax unrealized appreciation          38,601,221     58,508,6997       25,821      11,162,199      1,916,101
-----------------------------------------------------------------------------------------------------------------
Gross tax unrealized depreciation          (5,338,516)     (9,276,532)     (76,461)     (1,509,170)       (40,865)
-----------------------------------------------------------------------------------------------------------------
Net tax unrealized appreciation
(depreciation) on investments             $33,262,705     $49,232,167   $  649,360     $ 9,653,029     $1,875,236
-----------------------------------------------------------------------------------------------------------------

NOTE 5. RELATED PARTY TRANSACTIONS
     Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $12,000 per year plus $2,000 for each quarterly meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each Outside Trustee is $20,000 before travel expenses.) On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value which would have been earned if the account had been invested in a designated investment. The Funds recognize as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 6. TRUSTEE AND OFFICER INFORMATION
     The following list is provided in this order: name, address, (age), position(s) held with trusts, date elected+, principal occupation(s) during the past five years, number of portfolios in fund complex overseen by Trustee, and other directorships held by Trustee. The Statement of Additional Information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-248-6314.

OUTSIDE TRUSTEES

James E. Diamond Jr.
P.O. Box 548, Scappoose, OR 97056
(57), Trustee, March 1994, President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping material) 2003 to present. Chief Operating Officer of Homestead Capital (nonprofit organization investing in housing projects) from 2000 to 2003. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999, 5

John W. Ferris
820 4th Ave., Seattle, WA 98104
(61), Trustee, March 1995, Consultant to international companies from 1998 to present. Prior to 1998, Partner of Peterson Sullivan & Co. (Certified Public Accountants), 5

Gary L. Sundem
University of Washington Business School
Seattle, WA 98195
(58), Trustee, March 1994, Professor of Accounting at
University of Washington, 5

INTERESTED TRUSTEES AND OTHER OFFICERS

Patricia L. Frost*
601 Union St., Ste. 2801, Seattle, WA 98101
(59), Trustee and Vice President, January 1994,
Principal and Chairman of the Board of the Advisor, 5

J. Glenn Haber*
601 Union St., Ste. 2801, Seattle, WA 98101
(51), Trustee, CEO, Secretary and Treasurer,
January 1994, Principal and Chief Operating Officer of the Advisor, 5

James R. Margard*
601 Union St., Ste. 2801, Seattle, WA 98101
(51), Vice President, January 1994,
Principal of the Advisor, 5

John W. O'Halloran*
601 Union St., Ste. 2801, Seattle, WA 98101
(43), President, June 2003, Officer of Columbia Management Co. (investment management) from 1983 to 2003, 5

Michael E. Raney*
601 Union St., Ste. 2801, Seattle, WA 98101
(55), Vice President, January 1994,
Principal of the Advisor, 5

* Denotes "interested person," as that is defined by the 1940 Act.

+ Trustees and officers of the Fund serve until their resignation, removal or retirement.

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR
Rainier Investment Management, Inc.(R)
601 Union Street, Suite 2801
Seattle, WA98101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS
KPMG LLP
3100 Two Union Square 601 Union Street
Seattle, WA 98101

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEX DESCRIPTIONS

The Standard & Poor's 500 Index(R)is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R)Index, the Russell Midcap(R)Index, the Russell 2500(tm) Index and the Russell 2000(R)Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.2 to $286.8 billion, $1.2 to $9.8 billion, $116.6 million to $3.1 billion, and $116.6 million to $1.2 billion, respectively, as of June 30, 2003.
The Russell 1000(R)Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lehman U.S. Government/Credit Intermediate Bond Index (Lehman Intermediate Bond Index) is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 60% Standard & Poor's 500 Index(r), 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801
Seattle, Washington 98101
800.248.6314
www.rainierfunds.com

ITEM 2.  CODE OF ETHICS.

Not applicable to Semi-Annual Report

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to Semi-Annual Report

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to Semi-Annual Report

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10:  EXHIBITS.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

           By (Signature and Title)  /S/ J. GLENN HABER
                                     -------------------------------------
                                     J. Glenn Haber
                                     Chief Executive Officer and Treasurer

           Date December 17, 2003